File No. 333-126178

     As filed with the Securities and Exchange Commission on August 9, 2005

                    U.S. SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. 1

                        Post-Effective Amendment No. __

                        (Check appropriate box or boxes)

                       FEDERATED STOCK AND BOND FUND, INC.

               (Exact Name of Registrant as Specified in Charter)

                                 1-800-341-7400
                        (Area Code and Telephone Number)
                        5800 Corporate Drive Pittsburgh,
        Pennsylvania 15237-7000 (Address of Principal Executive Offices)
                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
                                   Copies to:
                          Matthew G. Maloney, Esquire
                     Dickstein Shapiro Morin & Oshinsky LLP
                               2101 L Street, NW
                           Washington, DC 20037-1526
                                 (202) 828-2218

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.


VINTAGE MUTUAL FUNDS, INC.
Vintage Equity Fund
Vintage Growth Fund
Vintage Balanced Fund

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD SEPTEMBER 15, 2005

TO SHAREHOLDERS OF THE VINTAGE EQUITY FUND, VINTAGE GROWTH FUND AND VINTAGE BALANCED FUND, PORTFOLIOS OF THE VINTAGE MUTUAL FUNDS, INC.: A special meeting of the shareholders of the Vintage Equity Fund, Vintage Growth Fund and Vintage Balanced Fund (collectively, the "Vintage Funds"), will be held at 1415 28th Street, West Des Moines, Iowa, at 10:00 a.m. (Central time), on September 15, 2005 for the following purposes:

1. To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, would acquire all of the assets of the Vintage Equity Fund in exchange for Class A Shares of Federated Capital Appreciation Fund to be distributed pro rata by the Vintage Equity Fund to its shareholders, in complete liquidation and termination of the Vintage Equity Fund;

2. To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, would acquire all of the assets of the Vintage Growth Fund in exchange for Class A Shares of Federated Capital Appreciation Fund to be distributed pro rata by the Vintage Growth Fund to its shareholders, in complete liquidation and termination of the Vintage Growth Fund;

3. To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Stock and Bond Fund, Inc. would acquire all of the assets of the Vintage Balanced Fund in exchange for Class A Shares of Federated Stock and Bond Fund, Inc. to be distributed pro rata by the Vintage Balanced Fund to its shareholders, in complete liquidation and termination of the Vintage Balanced Fund; and

4. To transact such other business as may properly come before the special meeting or any adjournment thereof.


The Board of Directors has fixed August 3, 2005 as the record date for determination of shareholders entitled to vote at the special meeting.
By Order of the Board of Directors,

/s/ Amy Mitchell
Amy Mitchell
Secretary
August 10, 2005

YOU CAN HELP THE VINTAGE MUTUAL FUNDS, INC. AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.





PROSPECTUS/PROXY STATEMENT

August 10, 2005


Acquisition of the assets of

VINTAGE EQUITY FUND
a portfolio of Vintage Mutual Funds, Inc.

1415 28th Street, Suite 200
West Des Moines, IA 50266
Telephone No:  1-800-438-6875

By and in exchange for Class A Shares of

FEDERATED CAPITAL APPRECIATION FUND,
a portfolio of Federated Equity Funds

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
Telephone No:  1-800-341-7400


Acquisition of the assets of

VINTAGE GROWTH FUND
a portfolio of Vintage Mutual Funds, Inc.

1415 28th Street, Suite 200
 West Des Moines, IA 50266
Telephone No: 1-800-438-6875

By and in exchange for Class A Shares of

FEDERATED CAPITAL APPRECIATION FUND,
a portfolio of Federated Equity Funds

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
Telephone No:  1-800-341-7400








Acquisition of the assets of

VINTAGE BALANCED FUND
a portfolio of Vintage Mutual Funds, Inc.
1415 28th Street, Suite 200
 West Des Moines, IA 50266
Telephone No: 1-800-438-6875

By and in exchange for Class A Shares of

FEDERATED STOCK AND BOND FUND, INC.

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
Telephone No:  1-800-341-7400







This Prospectus/Proxy Statement describes the proposal for the reorganizations (the "Reorganizations") under separate Agreements and Plans of Reorganization (together, the "Plans"), pursuant to which the Vintage Growth Fund and the Vintage Equity Fund would transfer all their assets to Federated Capital Appreciation Fund in exchange for Class A Shares of Federated Capital Appreciation Fund and the Vintage Balanced Fund would transfer all its assets to Federated Stock and Bond Fund, Inc. in exchange for Class A Shares of Federated Stock and Bond Fund, Inc. (collectively, "Federated Fund Shares"). Hereinafter, Federated Capital Appreciation Fund and Federated Stock and Bond Fund, Inc. will be referenced as each a "Federated Fund" or together, the "Federated Funds"; the Vintage Equity Fund, Vintage Growth Fund and Vintage Balanced Fund will be referenced as each a "Vintage Fund" and together, the "Vintage Funds." Shares of the respective Federated Fund will be distributed pro rata by each Vintage Fund to its shareholders in complete liquidation and dissolution of each Vintage Fund. Federated Capital Appreciation Fund and the Vintage Funds are open-end, diversified series of management investment companies registered under the 1940 Act, which continuously offer to sell shares. Federated Stock and Bond Fund, Inc. is an open-end diversified management investment company registered under the 1940 Act, which continuously offers to sell shares. As a result of the Reorganization, each owner of shares of a Vintage Fund will become the owner of the applicable Federated Fund Shares having a total net asset value ("NAV") equal to the total NAV of his or her holdings in the applicable Vintage Fund on the date of the Reorganization (the "Closing Date"). The separate Plans of Reorganization are substantially identical, and a form of each plan is attached as Exhibit A.

         For a comparison of the investment policies of the Vintage Funds and Federated Funds with which your Vintage Fund would be combined, see "Summary - Comparison of Investment Objectives, Policies, Limitations and Risks." Information concerning Federated Fund Shares, as compared to shares of the Vintage Funds, is included in this Prospectus/Proxy Statement in the sections entitled "Summary - Comparative Fee Tables" and "Information About the Reorganizations - Description of Federated Fund Shares and Capitalization."


     This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about each Federated Fund that a prospective investor should know before voting on the Reorganization. This Prospectus/Proxy Statement is accompanied by the prospectus of Federated Capital Appreciation Fund dated December 31, 2004 and the prospectus of Federated Stock and Bond Fund, Inc. dated January 31, 2005. A Statement of Additional Information relating to this Prospectus/Proxy Statement dated August 10, 2005, is incorporated herein by reference. Statements of Additional Information for Federated Capital Appreciation Fund dated December 31, 2004 and Federated Stock and Bond Fund, Inc. dated January 31, 2005; and a prospectus and Statement of Additional Information for the Vintage Funds dated July 29, 2005, have been filed with the Securities and Exchange Commission (the "Commission" or "SEC") and are incorporated herein by reference. Further information about Federated Capital Appreciation Fund's performance is contained in Federated Capital Appreciation Fund's Annual Report for its fiscal year ended October 31, 2004, and the Semi-Annual Report relating to the period ended April 30, 2005, each of which is incorporated herein by reference. Further information about Federated Stock and Bond Fund, Inc.'s performance is contained in Federated Stock and Bond Fund, Inc.'s Annual Report for its fiscal year ended November 31, 2004, and the Semi-Annual Report relating to the period ended May 31, 2005, each of which is incorporated herein by reference. Further information about the Vintage Funds' performance is contained in the Vintage Funds' Annual Report for its fiscal year ended March 31, 2005 and the Semi-Annual Report relating to the period ended September 30, 2004, which is incorporated herein by reference. Copies of these materials and other information about the Federated Funds and the Vintage Funds may be obtained without charge by writing or by calling the Federated Funds or the Vintage Funds at the addresses and telephone numbers shown on the previous pages.






THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

         THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THESE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.




TABLE OF CONTENTS                                                                              Page

         SUMMARY                                                                                1
         Reasons for the Proposed Reorganizations                                               1
                  Comparison of Investment Objectives, Policies and Risks                       2
                           Federated Capital Appreciation Fund - Vintage Equity Fund            2
                           Federated Capital Appreciation Fund - Vintage Growth Fund            3
                           Federated Stock and Bond Fund, Inc. - Vintage Balanced Fund          5
                  Investment Limitations-Each Federated Fund and Vintage Fund                   6
                  Comparative Fee Tables                                                        8
                           Federated Capital Appreciation Fund - Vintage Equity Fund            8
                           Federated Capital Appreciation Fund - Vintage Growth Fund            10
                           Federated Stock and Bond Fund, Inc. - Vintage Balanced Fund          15
                  Comparison of Potential Risks and Rewards; Performance Information            20
                           Federated Capital Appreciation Fund - Vintage Equity Fund and
                           Vintage Growth Fund                                                  20
                           Federated Stock and Bond Fund, Inc. - Vintage Balanced Fund          24
                  Investment Advisers                                                           27
                  Portfolio Managers                                                            27
                  Advisory and Other Fees                                                       29
                  Purchases, Redemptions and Exchange Procedures; Dividends and
                        Distributions; Retirement Plan Custodian; Legal and Regulatory Matters  31

INFORMATION ABOUT THE REORGANIZATIONS                                                           35
                  Description of the Plans of Reorganization                                    35
                  Description of Federated Fund Shares and Capitalization                       36
                  Federal Income Tax Consequences                                               37
                  Agreement Among AMCORE/IMG and Federated Investors, Inc.                      39
                  Reasons for the Reorganizations                                               39
                  Comparative Information on Shareholder Rights and Obligations                 40

INFORMATION ABOUT THE FEDERATED FUNDS AND THE VINTAGE FUNDS                                     42
                  Federated Funds                                                               42
                  Vintage Funds                                                                 43

ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING                                            43
                  Proxies, Quorum and Voting at the Special Meeting                             43
                  Share Ownership of the Funds                                                  44

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY                                    46

SUMMARY OF INVESTMENT LIMITATIONS (Annex A)                                                     47

AGREEMENTS AND PLANS OF REORGANIZATION (Exhibit A)                                              A-1
                           Federated Capital Appreciation Fund - Vintage Equity Fund            A-1
                           Federated Capital Appreciation Fund - Vintage Growth Fund            A-13
         Federated Stock and Bond Fund, Inc. - Vintage Balanced Fund                            A-25

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (Exhibit B)                                         B-1
         Federated Capital Appreciation Fund                                                    B-1
         Vintage Equity Fund                                                                    B-3
         Vintage Growth Fund                                                                    B-5
         Federated Stock and Bond Fund, Inc.                                                    B-8
         Vintage Balanced Fund                                                                  B-11






SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, or incorporated by reference into this Prospectus/Proxy Statement. A form of each Plan is attached to this Prospectus/Proxy Statement as Exhibit A. For more complete information, please read the prospectuses of the Federated Funds and the Vintage Funds, and the Statement of Additional Information relating to this Prospectus/Proxy Statement. A copy of each Federated Fund's prospectus accompanies this Prospectus/Proxy Statement.
Reasons for the Proposed Reorganizations
The Board of Directors ("Board" or "Directors") of the Vintage Funds has voted to recommend to holders of shares of each Vintage Fund the approval of the Plans whereby (a) Federated Capital Appreciation Fund would acquire all of the assets of the Vintage Equity Fund and the Vintage Growth Fund in exchange for Federated Capital Appreciation Fund's Class A Shares to be distributed pro rata by the Vintage Equity Fund and Vintage Growth Fund to its shareholders in complete liquidation and dissolution of the Vintage Equity Fund and Vintage Growth Fund and (b) Federated Stock and Bond Fund, Inc. would acquire all of the assets of the Vintage Balanced Fund in exchange for Federated Stock and Bond Fund Inc.'s Class A Shares to be distributed pro rata by the Vintage Balanced Fund to its shareholders in complete liquidation and dissolution of the Vintage Balanced Fund. As a result of the Reorganizations, each shareholder of a Vintage Fund will become the owner of the applicable Federated Fund Shares having a total NAV equal to the total NAV of his or her holdings in the applicable Vintage Fund on the date of the Reorganizations, i.e., the Closing Date. Consummation of any one Reorganization is not conditioned upon the consummation of any other Reorganization.

The Board of the Vintage Funds, including the Directors who are not "interested persons" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended ("1940 Act"), has concluded that the Reorganizations would be in the best interests of the Vintage Fund shareholders. This determination was made after AMCORE Financial, Inc., ("AMCORE") and its wholly owned subsidiary, Investors Management Group, Ltd., the Vintage Fund's investment adviser ("IMG"), advised the Directors that the long-term viability of the Vintage Funds is questionable, particularly in light of the relatively low level of assets in the Vintage Funds and the decline in such assets in the recent past, as well as the increased costs associated with the need to comply with certain regulations recently promulgated by the SEC. Accordingly, AMCORE/IMG have over the past several months actively pursued alternatives which would allow shareholders to continue their original investment objectives through a tax-free combination of their Vintage Fund's portfolio with a comparable portfolio of another fund group(s). After extensive discussions between representatives of AMCORE/IMG and Federated Investors, Inc. ("Federated"), AMCORE/IMG determined to recommend to the Board of the Vintage Funds and the Board of each Federated Fund to consider and approve the Reorganization as being in the best interest of shareholders. As a condition to each Reorganization, the Federated Fund and the corresponding Vintage Fund each will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code, as amended, so that no gain or loss will be recognized by the Federated Fund, the corresponding Vintage Fund or the Vintage Fund's shareholders. The tax basis of the Federated Fund Shares received by the applicable Vintage Fund's shareholders will be the same as the tax basis of their shares in the applicable Vintage Fund. There may be taxes payable in connection with distributions, if any, by a Vintage Fund immediately before the closing date. These distributions may include gains realized on dispositions of portfolio securities in connection with the Reorganizations.

THE BOARD OF DIRECTORS OF THE VINTAGE FUNDS UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATIONS.

Comparison of Investment Objectives, Policies and Risks
FEDERATED CAPITAL APPRECIATION FUND - VINTAGE EQUITY FUND
The investment objectives for Federated Capital Appreciation Fund and the Vintage Equity Fund are similar. The investment objective of Federated Capital Appreciation Fund is to provide capital appreciation. The investment objective of the Vintage Equity Fund is to provide long-term capital growth.
Both Federated Capital Appreciation Fund and the Vintage Equity Fund pursue their investment objective by investing primarily in common stocks of domestic companies. Both Federated Capital Appreciation Fund and the Vintage Equity Fund may also invest in convertible securities and American Depositary Receipts
(ADRs). Federated Capital Appreciation Fund selects stocks by evaluating each company's earnings quality in light of its current valuation to narrow the list of attractive companies and then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis the most promising companies are then chosen. The Vintage Equity Fund's securities selection process features thorough research and fundamental analysis seeking to identify investment opportunities based on a long-term perspective and emphasizes quality and consistency of earnings. The earnings focus of the selection process utilizes a number of factors such as revenue potential, balance sheet strength, management quality, industry leadership, profit margins, cash flow generation and identifiable growth catalysts. Therefore, both Federated Capital Appreciation Fund and the Vintage Equity Fund's approach to security selection emphasizes fundamental analysis of companies.
Some of the main differences between Federated Capital Appreciation Fund and the Vintage Equity Fund are as follows: Federated Capital Appreciation Fund uses a blend of growth and value styles in that it seeks to invest in companies with superior growth prospects or companies whose stock is undervalued. The Vintage Equity Fund seeks to in invest in companies with strong earnings potential; the Vintage Equity Fund's investment strategy provides for the ability to invest in preferred securities to a greater extent than Federated Capital Appreciation Fund's investment strategy;
 Federated Capital Appreciation Fund's investment strategy provides for the ability to invest in derivative contracts such as, futures and options, to a greater extent than the Vintage Equity Fund's investment strategy. Federated Capital Appreciation Fund use of derivatives may cause it to be subject to the risks of investing in derivative contracts and to liquidity risk to a greater extent than the Vintage Equity Fund;
the market capitalization of the companies in which Federated Capital Appreciation Fund and the Vintage Equity Fund invest in may be different. Federated Capital Appreciation Fund invests primarily in medium to large capitalization companies, while the Vintage Equity Fund invests primarily in large capitalization companies. Additionally, Federated Capital Appreciation Fund's investment strategy permits it to participate in initial public offerings without regard to the issuer's market capitalization. Therefore, Federated Capital Appreciation Fund may be subject to the risks of investing in companies with smaller market capitalizations to a greater extent than the Vintage Equity Fund; the Vintage Equity Fund has a specific investment policy that provides that the Vintage Equity Fund will normally invest 80% of its assets in equity securities. While Federated Capital Appreciation Fund's investment strategy contemplates that it will invest primarily in equity securities, it does not contain a corresponding investment policy requiring it to normally invest 80% of its assets in equity securities; All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Federated Capital Appreciation Fund or the Vintage Equity Fund. In addition, both Federated Capital Appreciation Fund and the Vintage Equity Fund are subject to stock market risk, which is posed by the fact that the value of the equity securities rises and falls over short or extended periods of time; liquidity risk, which is posed by the fact that equity securities or derivative contracts in which Federated Capital Appreciation Fund and the Vintage Equity Fund may invest may be less readily marketable and may be subject to greater fluctuation in price than other securities (Federated Capital Appreciation Fund's investments in derivative contracts or initial public offerings may subject Federated Capital Appreciation Fund to liquidity risk to a greater extent then the Vintage Equity
Fund); risk related to company size, which is posed by the fact that the companies in which Federated Capital Appreciation Fund and Vintage Equity Fund are able to invest in may tend to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital (as noted above Federated Capital Appreciation Fund may be subject to risks related to company size to a greater extent than the Vintage Equity Fund); risk of investing in ADRs, which is posed by the fact that the ADRs in which Federated Capital Appreciation Fund and the Vintage Equity Fund invests are issued by foreign companies, and therefore the share price of Federated Capital Appreciation Fund and the Vintage Equity Fund may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case; and sector risk, which is posed by the fact that both Federated Capital Appreciation Fund and the Vintage Equity Fund may allocate relatively more assets to certain industry sectors than others, and therefore, the performance of the funds may be more susceptible to any developments which affect those sectors emphasized. Also, as noted above, Federated Capital Appreciation Fund may be subject to the risks of investing in derivative contracts to a greater extent than the Vintage Equity Fund. The risks of investing in derivative contracts is posed by the fact that a fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

FEDERATED CAPITAL APPRECIATION FUND - VINTAGE GROWTH FUND
The investment objectives for Federated Capital Appreciation Fund and the Vintage Growth Fund are similar. The investment objective of Federated Capital Appreciation Fund is to provide capital appreciation. The investment objective of the Vintage Growth Fund is to provide long-term capital growth.
Both Federated Capital Appreciation Fund and the Vintage Growth Fund pursue their investment objective by investing primarily in common stocks of domestic companies. Both Federated Capital Appreciation Fund and the Vintage Growth Fund may also invest in convertible securities and American Depositary Receipts
(ADRs). Federated Capital Appreciation Fund seeks to invest in companies that offer superior growth prospects or of companies whose stock is undervalued. The Vintage Growth Fund invests primarily in companies that exhibit a strong potential for price appreciation relative to other companies or relative to the general equity markets. The Vintage Growth Fund invests in securities of companies that its adviser believes to be in high growth industries, companies with products in niche markets, and securities which are temporarily undervalued. Federated Capital Appreciation Fund selects stocks by evaluating each company's earnings quality in light of its current valuation to narrow the list of attractive companies and then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis the most promising companies are then chosen. The Vintage Growth Fund's securities selection process features thorough research and fundamental analysis seeking to identify investment opportunities based on a long-term perspective and emphasizes quality and consistency of earnings. The earnings focus of the selection process utilizes a number of factors such as revenue potential, balance sheet strength, management quality, industry leadership, profit margins, cash flow generation and identifiable growth catalysts. Therefore, both the Federated Vintage Growth Fund and Federated Capital Appreciation Fund's approach to security selection emphasizes fundamental analysis of companies.
Some of the main differences between the Vintage Growth Fund and Federated Capital Appreciation Fund are as follows: Federated Capital Appreciation Fund uses a blend of growth and value styles in that it seeks to invest in companies with superior growth prospects or companies whose stock is undervalued. The Vintage Growth Fund seeks to in invest in companies with a strong potential for price appreciation relative to other companies and the general equity markets, although as noted above the Vintage Growth Fund may also invest in securities that are temporarily undervalued; the Vintage Growth Fund's investment strategy provides for the ability to invest in preferred securities to a greater extent than Federated Capital Appreciation Fund's investment strategy; Federated Capital Appreciation Fund's investment strategy provides for the ability to invest in derivative contracts such as, futures and options, to a greater extent than the Vintage Growth Fund's investment strategy. Federated Capital Appreciation Fund use of derivatives may cause it to be subject to the risks of investing in derivative contracts and to liquidity risk to a greater extent than the Vintage Growth Fund; the capitalization of the companies in which Federated Capital Appreciation Fund and the Vintage Growth Fund invest in may be different. Federated Capital Appreciation Fund invests primarily in medium to large capitalization companies, while the Vintage Growth Fund invests in companies with a range of market capitalizations. Additionally, Federated Capital Appreciation Fund's investment strategy permits it to participate in initial public offerings without regard to the issuer's market capitalization; All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Federated Capital Appreciation Fund or the Vintage Growth Fund. In addition, both Federated Capital Appreciation Fund and the Vintage Growth Fund are subject to stock market risk, which is posed by the fact that the value of equity securities rises and falls over short or extended periods of time; liquidity risk, which is posed by the fact that the equity securities and derivative contracts in which Federated Capital Appreciation Fund and the Vintage Growth Fund may invest may be less readily marketable and may be subject to greater fluctuation in price than other securities (Federated Capital Appreciation Fund's investments in derivative contracts or initial public offerings may subject Federated Capital Appreciation Fund to liquidity risk to a greater extent then the Vintage Growth Fund); risk related to company size, which is posed by the fact that the companies in which Federated Capital Appreciation Fund and the Vintage Growth Fund are able to invest in may tend to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital; risk of investing in ADRs, which is posed by the fact that the ADRs in which the fund invests are issued by foreign companies, and therefore the share price of Federated Capital Appreciation Fund and the Vintage Growth Fund may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case; sector risk, which is posed by the fact that both Federated Capital Appreciation Fund and the Vintage Growth Fund may allocate relatively more assets to certain industry sectors than others, and therefore, the performance of the funds may be more susceptible to any developments which affect those sectors emphasized. Also, as noted above, Federated Capital Appreciation Fund may be subject to the risks of investing in derivative contracts to a greater extent than the Vintage Growth Fund. The risks of investing in derivative contracts, is posed by the fact that a fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.




FEDERATED STOCK AND BOND FUND, INC. - VINTAGE BALANCED FUND
The investment objectives of Federated Stock and Bond Fund Inc. and the Vintage Balanced Fund are similar. The investment objective of Federated Stock and Bond Fund, Inc. is to provide relative safety of capital with the possibility of long-term growth of capital and income. The investment objective of the Vintage Balanced Fund is to provide long-term growth of capital and income. Both Federated Stock and Bond Fund, Inc. and the Vintage Balanced Fund pursue their investment objective by investing primarily in common stocks of domestic companies, American Depositary Receipts (ADRs), mortgage-backed securities, collateralized mortgage obligations, Treasury securities, agency securities, corporate debt securities and asset-backed securities. During normal market conditions Federated Stock and Bond Fund, Inc. invests between 45% and 75% of its assets in equity securities and between 25% and 55% in fixed income securities. The Vintage Balanced Fund normally invests up to 75% of its assets in equity securities and 25% or more in fixed income securities. The Vintage Balanced Fund's investment strategy provides the ability to invest in convertible securities and preferred securities to a greater extent than Federated Stock and Bond Fund, Inc.'s investment strategy. Federated Stock and Bond Fund, Inc.'s investment strategy provides the ability to invest in derivative contracts such as futures contracts and options, in foreign securities and companies with smaller market capitalizations to a greater extent than the Vintage Balanced Fund. Federated Stock and Bond Fund, Inc., with regard to its equity portion of the portfolio, invests primarily in securities of medium and large capitalization companies that offer superior growth prospects or of companies whose stock is undervalued. The adviser for Federated Stock and Bond Fund, Inc. evaluates a company's earnings potential, market valuation, and expected long-term growth to narrow a list of attractive companies and then evaluates the remaining companies based upon factors such as earnings quality and the economic, financial market and industry factors that may affect the issuing company. Federated Stock and Bond Fund, Inc. may invest a portion of its equity portfolio in foreign securities and securities with smaller market capitalizations. Federated Stock and Bond Fund, Inc. normally invests the majority of the fixed income portion of its portfolio in domestic investment-grade debt securities. Federated Stock and Bond Fund, Inc.'s adviser selects the fixed income portion based upon an analysis of a variety of economic and market indicators to arrive at a projected yield spread for each security type (the yield spread is the difference between the yield of a security verses the yield of a U.S. Treasury security with a comparable average life). The security's projected spread is then weighed against the security's current spread, credit risk and risk of prepayment. Federated Stock and Bond Fund, Inc.'s weighted average effective maturity is determined by the economic and market outlook of the fund's adviser. The Vintage Balanced Fund, with regard to the equity portion of the portfolio, selects securities based on an earnings focus that considers qualitative and quantitative factors. Such factors include revenue potential, balance sheet strength, management quality, industry leadership, profit margins, cash flow generation and identifiable growth catalysts. The Vintage Balanced Fund, with regard to the fixed income portion of the portfolio, expects to maintain a dollar-weighted average maturity of 4 to 10 years. The Vintage Balanced Fund will invest approximately 65% of the fixed income portion of its portfolio in investment grade securities. The Vintage Balanced Fund may also invest up to 25% of the fixed income portion of its portfolio in lower rated fixed income securities. All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either Federated Stock and Bond Fund, Inc. or the Vintage Balanced Fund. In addition, both Federated Stock and Bond Fund, Inc. and the Vintage Balanced Fund are subject to stock market risk, which is posed by the fact that the value of equity securities rises and falls over short or extended periods of time; risk of investing in ADRs, which is posed by the fact that the ADRs in which Federated Stock and Bond Fund, Inc. and the Vintage Balanced Fund may invest in are issued by foreign companies, and therefore the share price of Federated Stock and Bond Fund, Inc. and the Vintage Balanced Fund may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case; interest rate risk, which is posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes with this risk increasing as the length of the maturity of the debt increases; credit risk, which is the possibility that an issuer will default on a security by failing to pay interest or principal when due; prepayment risk, which is posed by the relative volatility of mortgage-backed securities; risk associated with noninvestment grade securities, which occurs because Federated Stock and Bond Fund, Inc. and the Vintage Balanced Fund may invest a portion of its assets in securities rated below investment grade, which may be subject to greater interest rate, credit and liquidity risks than investment grade securities; allocation risk, which is posed by the fact that the allocation of the investments between equity and debt securities may have a more significant effect on a fund's NAV when one of these asset classes is performing more poorly than the other; and sector risk, which is posed by the fact that Federated Stock and Bond Fund, Inc. and the Vintage Balanced Fund may allocate relatively more assets to certain industry sectors than others, and therefore, its performance may be more susceptible to any developments which affect those sectors emphasized.
Since Federated Stock and Bond Fund, Inc.'s investment strategy provides the ability to invest in derivatives, foreign securities and companies with smaller market capitalizations to a greater extent than the Vintage Balanced Fund's investment strategy, Federated Stock and Bond Fund, Inc. may be subject to the following risks to a greater extent than the Vintage Balanced Fund: (a) liquidity risk, which is posed by the fact that certain securities or derivative contracts may be less readily marketable and may be subject to greater fluctuation in price than other securities or derivative contracts; (b) risk of investing in derivative contracts, which is posed by the fact that investing in derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments; (c) leverage risk, which is created when an investment exposes a fund to a level of risk that exceeds the amount invested; (d) risk related to company size, which is posed by mid and small market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital;
(e) risk of foreign investing, which is posed by the fact that foreign securities may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case; (f) currency risk, which is posed by the fact that foreign securities are normally denominated and traded in foreign currencies and, as a result, the value of a fund's foreign investments may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar; and (g) risks of investing in emerging market countries, which is posed by the fact that securities traded in emerging markets generally entail greater risks than securities issued or traded in developed markets.

Investment Limitations - Each Federated Fund and Vintage Fund
In addition to the objectives and policies described above, each Federated Fund and Vintage Fund is subject to certain investment limitations as described in the prospectus and Statement of Additional Information of Federated Capital Appreciation Fund dated December 31, 2004 and Federated Stock and Bond Fund, Inc. dated January 31, 2005, as applicable, and the prospectus and Statement of Additional Information of the Vintage Funds dated July 29, 2005, which set forth in full the investment objectives, policies and limitations of each Federated Fund and each Vintage Fund, all of which are incorporated by reference herein. A full description of the risks inherent in the investment in each Federated Fund and each Vintage Fund is also set forth their respective prospectuses and Statements of Additional Information of the same date.
A summary of the fundamental and non-fundamental limitations of the Federated Funds and the Vintage Funds are set forth on Annex A to this Prospectus/Proxy Statement. The limitations for the Federated Funds and the Vintage Funds are generally similar; however, you may want to note these differences:
With regard to their limitation on borrowing money and issuing senior securities Federated Capital Appreciation's limitation provides that the fund can borrow money and issue senior securities to the maximum extent permitted under the 1940 Act; Federated Stock and Bond Fund, Inc.'s states that the fund will not issue senior securities except as permitted by its investment objectives and policies and can borrow up to one-third of its assets for temporary purposes or to meet redemptions, but cannot borrow for investment leverage; the Vintage Funds may not issue senior securities or borrow money except that the fund may borrow up to 10% of their assets for temporary purposes but will not purchase securities with borrowings in excess of 5% of its total assets; With regard to investing in commodities the Federated Funds' limitation states that they will not invest in commodities while the Vintage Funds' limitation states that they will not purchase or sell commodities except to the extent disclosed in the current prospectus of the funds; With regard to their limitation on purchasing illiquid securities the Federated Funds may invest up to 15% of their assets in illiquid securities while the Vintage Funds may only invest 10% of their assets in illiquid securities; The Vintage Funds have the following non-fundamental investment limitations that the Federated Funds do not have: The Vintage Funds may not purchase participation or direct interests in oil, gas, or other mineral exploration or development programs; The Vintage Funds may not invest more than 5% of total assets in puts, calls, straddles, spreads or any combination thereof; The Vintage Funds may not invest more than 10% of total assets in securities of issuers which together with any predecessors have a record of less than three years' continuous operations; Federated Stock and Bond Fund, Inc. has a non-fundamental limitation that prohibits it from investing in securities of a company for the purpose of exercising control or management.





Comparative Fee Tables
The Funds, like all mutual funds, incur certain expenses in their operations. These expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison and distribution services and other activities. Federated Capital Appreciation Fund - Vintage Equity Fund Fees and Expenses This table describes the fees and expenses of Federated Capital Appreciation Fund's Class A Shares for its most recent fiscal year end as well as on a Pro Forma basis giving effect to the Reorganization, and the fees and expenses of the Vintage Equity Fund's Class S Shares and Class T Shares for its most recent fiscal year end.



                                                                                                                        Federated
                                                                    Federated Capital                  Vintage Equity   Capital
                                                                    Appreciation    Vintage Equity     Fund-Class       Appreciation
                                                                    Fund-Class      Fund-Class         T Shares         Fund
                                                                    A Shares        S Shares                            Class A
                                                                                                                        Shares Pro
                                                                                                                        Forma
                                                                                                                        Combined(5)


Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage   5.50%           None               None               5.50%
of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original   None            None               None               None
purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and    None            None               None               None
other Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)  None            None               None               None
Exchange Fee                                                        None            None               None               None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee                                                      0.75%           0.75%              0.75%              0.75%
Distribution (12b-1) Fee                                            0.25%(2)        0.25%(3)           0.25%(3)           0.25%(2)
Shareholder Services Fee                                            0.25%           0.25%              0.25%(4)           0.25%
Other Expenses                                                      0.25%           0.50%              0.50%              0.25%
Total Annual Fund Operating Expenses                                1.50%           1.75%              1.75%              1.50%

1 The percentages shown above are based on expenses for the entire fiscal years ended October 31, 2004, March 31, 2005, March 31, 2005 and October
     31, 2004, respectively. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses each Fund actually paid for the years ended October 31, 2004, March 31, 2005, March 31, 2005 and October 31, 2004, respectively.

         Total Waiver of Fund Expenses                              0.25%         0.25%                 0.50%             0.25%
         Total Actual Fund Operating Expenses (after waiver)        1.25%         1.50%                 1.25%             1.25%

2 Federated Capital Appreciation Fund's Class A Shares did not pay or accrue the distribution (12b-1) fee for the fiscal year ended October 31, 2004.
     Federated Capital Appreciation Fund's Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee for the fiscal year ending October 31, 2005.

3 The Vintage Equity Fund's Class S Shares and Class T Shares did not pay or accrue the distribution (12b-1) fee for the fiscal year ended March 31, 2005.

4    The  shareholder  services  provider for the Vintage  Equity Fund's Class T
     Shares waived the entire shareholder services fee for the fiscal year ended
     March 31, 2005. The shareholder services provider may reduce or eliminate the fee waiver at any time.

5 Shareholders of the Vintage Equity Fund at the time of the Reorganization will not be subject to the sales charge on future purchases of Federated
     Capital Appreciation Fund.





EXAMPLE
This Example is intended to help you compare the cost of investing in Federated
Capital Appreciation Fund's Class A Shares, the Vintage Equity Fund's Class S and Class T Shares and Federated Capital Appreciation Fund's Class A Shares Pro
Forma Combined with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Federated Capital Appreciation
Fund's Class A Shares, the Vintage Equity Fund's Class S and Class T Shares and
Federated Capital Appreciation Fund's Class A Shares Pro Forma Combined for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year         3 Years      5 Years      10 Years
Federated Capital Appreciation Fund-Class A Shares                $694           $998         $1,323       $2,242
Vintage Equity Fund-Class S Shares                                $178           $551         $949         $2,062
Vintage Equity Fund-Class T Shares                                $178           $551         $949         $2,062
Federated Capital Appreciation Fund-Class A Shares Pro Forma
Combined                                                          $694           $998         $1,323       $2,242






Federated Capital Appreciation Fund - Vintage Growth Fund
Fees and Expenses
This table describes the fees and expenses of Federated Capital Appreciation
Fund's Class A Shares for its most recent fiscal year end as well as on a Pro
Forma basis giving effect to the Reorganization, and the fees and expenses of the Vintage Growth Fund for its most recent fiscal year end.
                                                                                Federated Capital     Vintage     Federated Capital
                                                                                Appreciation          Growth      Appreciation Fund
                                                                                Fund-Class A Shares   Vintage     Class A Shares
                                                                                                                  Pro Forma
                                                                                                                  Combined(5)








Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering   5.50%                   None        5.50%
price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase      None                    None        None
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other          None                    None        None
Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)              None                    None        None
Exchange Fee                                                                    None                    None        None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 0.75% 0.95% 0.75% Distribution (12b-1) Fee 0.25%(2) 0.25%(3)
0.25%(2) Shareholder Services Fee 0.25% 0.25%(4) 0.25% Other Expenses 0.25%
0.59% 0.25% Total Annual Fund Operating Expenses 1.50% 2.04% 1.50% 1 The
percentages shown above are based on expenses for the entire fiscal years ended
October 31, 2004, March 31, 2005 and October 31, 2004, respectively. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated
average percentage. Although not contractually obligated to do so, the distributor and shareholder service provider waived certain amounts. These are shown below along with the net expenses each Fund actually paid for the years ended October 31, 2004, March 31, 2005 and October 31, 2004, respectively.
         Total Waiver of Fund Expenses                                          0.25%                   0.50%                0.25%
         Total Actual Fund Operating Expenses (after waiver)                    1.25%                   1.54%                1.25%
2 Federated Capital Appreciation Fund's Class A Shares did not pay or accrue the distribution (12b-1) fee for the fiscal year ended October 31, 2004. Federated
Capital Appreciation Fund's Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee for the fiscal year ending October 31,
2005.
3 The Vintage Growth Fund did not pay or accrue the distribution (12b-1) fee for the fiscal year ended March 31, 2005. 4 The shareholder services provider for the Vintage Growth Fund waived the entire shareholder services fee for the fiscal year ended March 31, 2005. The shareholder services provider may reduce or eliminate the fee waiver at any time. 5. Shareholders of the Vintage Growth
Fund at the time of the Reorganization will not be subject to the sales charge on future purchases of Federated Capital Appreciation Fund.


EXAMPLE
This Example is intended to help you compare the cost of investing in Federated
Capital Appreciation Fund's Class A Shares, the Vintage Growth Fund and
Federated Capital Appreciation Fund's Class A Shares Pro Forma Combined with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Federated Capital Appreciation
Fund's Class A Shares, the Vintage Growth Fund and Federated Capital
Appreciation Fund's Class A Shares Pro Forma Combined for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
                                                                1 Year      3 Years     5 Years     10 Years
Federated Capital Appreciation Fund-Class A Shares              $694        $998        $1,323      $2,242
Vintage Growth Fund                                             $207        $640        $1,098      $2,369
Federated Capital Appreciation Fund-Class A Shares Pro Forma
Combined                                                        $694        $998        $1,323      $2,242





Federated Capital Appreciation Fund
Financial Highlights - Class A Shares
(For a Share Outstanding Throughout Each Period)






                                  Six Months Ended
                                    (unaudited)                                  Year Ended October 31
                                     4/30/2005            2004             2003           2002           2001             2000


Net Asset Value, Beginning of          $24.04
Period                                                   $22.58           $19.40         $22.48          $29.05          $25.36
Income From Investment
Operations:
Net investment income                   0.18             0.111             0.09          0.132            0.17            0.11
Net realized and unrealized
gain (loss) on investments,
futures contracts and options           0.30              1.46             3.17         (3.04)2          (4.97)           4.96
Total from investment operations        0.48              1.57             3.26          (2.91)          (4.80)           5.07
Less Distributions:
Distributions from net
investment income                      (0.21)            (0.11)           (0.08)         (0.17)          (0.08)          (0.07)
Distributions from net realized
gain on investments                    (0.02)              --               --             --            (1.69)          (1.31)
Total distributions                    (0.23)            (0.11)           (0.08)         (0.17)          (1.77)          (1.38)
Net Asset Value, End of Period         $24.29            $24.04           $22.58         $19.40          $22.48          $29.05
Total Return3                          1.98%4            6.97%4           16.89%        (13.10)%        (17.25)%         20.61%
Ratios to Average Net Assets:
Expenses                              1.23%5,6           1.25%6           1.27%6         1.23%6          1.23%            1.24%
Net investment income                  1.38%5            0.46%            0.62%          0.76%2          0.80%            0.41%
Expense waiver/reimbursement7          0.01%5            0.00%8           0.00%8         0.00%8          0.00%8          0.00%8
Supplemental Data:
Net assets, end of period (000       $2,458,618       $2,605,203       $2,179,111     $1,337,564       $699,510        $637,523
omitted)
Portfolio turnover                      14%               45%              40%            71%             61%             126%















1     Based on average shares outstanding.
2 Effective November 1, 2001, Federated Capital Appreciation Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain /loss on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized. 4 During the six months ended April 30, 2005, and the year ended October 31, 2004, Federated Capital Appreciation Fund was reimbursed by the adviser, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5). 5 Computed on an annualized basis.
6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The impact to the expense ratios was less than 0.01% for the six-month period ended April 30, 2005 and the years ended October 31, 2004, October 31, 2003, and October 31, 2002, respectively, after taking into account these expense reductions. 7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above. 8 Represents less than 0.01%.
See Notes in Federated Capital Appreciation Fund's Annual Report which are an integral part of the Financial Statements







Vintage Equity Fund-Class S Shares and Class T Shares
Vintage Growth Fund
Financial Highlights
The financial highlights table is intended to help you understand the Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Deloitte and Touche LLP audited the information for the year ended March 31, 2004 and March 31, 2005. Their report, along with the Fund's financial statements, are included in the Funds' annual reports, which are available upon request. The financial information for the periods prior to April 1, 2003 was audited by other auditors.








                                            Investment Activities                                     Dividends and Distributions



                               NAV        Net           Net Realized/    Total from    From Net     From Net              Total
                               Beginning  Investment    Unrealized       Investment    Investment   Realized   Return of  Dividends
                               of Period  Income (Loss) Gains (Losses)   Activities    Income       Gains      Capital    and
                                                                                                                     Distributions
Vintage Equity Fund-Class S Shares
Year Ended March 31, 2005        $  13.96      0.09         0.25           0.34         0.00          0.00       0.00       0.00
Year Ended March 31, 2004        $  11.19      (0.03)       2.80           2.77         0.00          0.00       0.00       0.00
Year Ended March 31, 2003        $  15.83      (0.04)       (4.60)         (4.64)       0.00          0.00       0.00       0.00
Year Ended March 31, 2002        $  16.44      (0.09)       (0.52)         (0.61)       0.00          0.00       0.00       0.00
Year Ended March 31, 2001        $  23.28      (0.09)       (4.94)         (5.03)       0.00          (1.81)     0.00       (1.81)


Vintage Equity Fund-Class T Shares
Year Ended March 31, 2005        $ 14.17       0.14         0.24           0.38         0.00          0.00       0.00       0.00
Year Ended March 31, 2004        $ 11.33       0.00         2.84           2.84         0.00          0.00       0.00       0.00
Year Ended March 31, 2003        $ 15.99       (0.01)       (4.65)         (4.66)       0.00          0.00       0.00       0.00
Year Ended March 31, 2002        $ 16.56       (0.04)       (0.53)         (0.57)       0.00          0.00       0.00       0.00
Year Ended March 31, 2001        $ 23.38       (0.03)       (4.98)         (5.01)       0.00          (1.81)     0.00       (1.81)











Vintage Growth Fund

Year Ended
March 31, 2005      $   9.59          0.00        (0.48)    (0.48)    0.00     0.00        0.00          0.00

Year Ended
March 31, 2004      $   6.93         (0.06)        2.72      2.66     0.00     0.00        0.00          0.00

Year Ended
March 31, 2003      $  10.51         (0.05)       (3.53)    (3.58)    0.00     0.00        0.00          0.00

Year Ended
March 31, 2002      $  11.03         (0.09)       (0.35)    (0.44)    0.00    (0.08)       0.00         (0.08)

Year Ended
March 31, 2001      $  20.49         (0.10)       (5.93)    (6.03)    0.00    (3.43)       0.00         (3.43)











                                                                  Total Return / Ratios / Supplementary Data
                                       ----------------------------------------------------------------------------------------
                            NAV      Total       Net Assets     Ratio of     Ratio of Net     Ratio of    Ratio of Net
                                                                             Investment                   Investment
                                                   End of                    Income (Loss)   Expenses to  Income (Loss)
                                                   Period     Expenses to         to         Average         to
                           End of                   (000        Average       Average Net    Net Assets*   Average Net   Portfolio
                           Period    Return       omitted)     Net Assets       Assets*                      Assets*     Turnover
                             ------------------------------------------------  ---------------- ------------------------------
Vintage Equity-Fund
Class S Shares
Year Ended March 31, 2005    $ 14.30     2.44    %     $  79,075     1.50    %        0.49%        -            -        39.55 %
Year Ended March 31, 2004    $ 13.96    24.75    %     $ 113,425     1.49    %       (0.25%)       -            -        83.72 %
Year Ended March 31, 2003    $ 11.19    (29.31  %)     $ 110,017     1.41    %       (0.30%)       -            -        38.63 %
Year Ended March 31, 2002    $ 15.83    (3.65   %)     $ 204,521     1.39    %       (0.52%)       -            -        58.75 %
Year Ended March 31, 2001    $ 16.44    (22.98  %)     $ 232,217     1.39    %       (0.40%)       -            -        71.85 %
Vintage Equity Fund-Class
T Shares
Year Ended March 31, 2005    $ 14.55     2.69    %     $  34,457     1.25    %        0.59%      1.50   %      0.34 %    39.55 %
Year Ended March 31, 2004    $ 14.17    25.07    %     $  92,185     1.24    %        0.00%        -            -        83.72 %
Year Ended March 31, 2003    $ 11.33    (29.14  %)     $  92,735     1.16    %       (0.05%)       -            -        38.63 %
Year Ended March 31, 2002    $ 15.99    (3.44   %)     $ 162,622     1.14    %       (0.27%)       -            -        58.75 %
Year Ended March 31, 2001    $ 16.56    (22.79  %)     $ 182,099     1.14    %       (0.15%)       -            -        71.85 %
Vintage Growth Fund
Year Ended March 31, 2005    $  9.11    (5.01   %)     $  34,311     1.54    %        0.13%      1.79   %     (0.12 %)   57.72 %
Year Ended March 31, 2004    $  9.59    38.38    %     $  50,256     1.53    %       (0.66%)       -            -       143.93 %
Year Ended March 31, 2003    $  6.93    (34.06  %)     $  36,107     1.52    %       (0.68%)       -            -        80.30 %
Year Ended March 31, 2002    $ 10.51    (4.12   %)     $  94,754     1.36    %       (0.81%)       -            -       106.39 %
Year Ended March 31, 2001    $ 11.03    (32.83  %)     $ 105,225     1.33    %       (0.66%)       -            -       183.82 %






* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.






Federated Stock and Bond Fund, Inc. - Vintage Balanced Fund
Fees and Expenses
This table describes the fees and expenses of Federated Stock and Bond Fund,
Inc.'s Class A Shares for its most recent fiscal year end as well as on a Pro
Forma basis giving effect to the Reorganization, and the fees and expenses of the Vintage Balanced Fund for its most recent fiscal year end.
                                                                   Federated Stock and                    Federated Stock and Bond
                                                                   Bond Fund, Inc.-Class   Vintage        Fund, Inc.-Class A Shares
                                                                     A Shares              Balanced       Pro Forma Combined(6)
Shareholder Fees                                                                            Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of    5.50%                 None                   5.50%
offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original       None                  None                   None
purchase price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other  None                  None                   None
Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)      None                  None                   None
Exchange Fee                                                            None                  None                   None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 0.69% 0.75% 0.69% Distribution (12b-1) Fee None 0.25%(2) None
Shareholder Services Fee 0.25% 0.25%(3) 0.25% Other Expenses 0.36%(4) 0.68%(5)
0.36%(4) Total Annual Fund Operating Expenses 1.30% 1.93% 1.30% 1 The
percentages shown above are based on expenses for the entire fiscal years ended
November 30, 2004, March 31, 2005 and November 30, 2004, respectively. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated
average percentage. Although not contractually obligated to do so, the adviser, distributor and shareholder service provider for the Vintage Balanced Fund waived and the administrator for Federated Stock and Bond Fund, Inc. waived certain amounts. These are shown below along with the net expenses each Fund actually paid for the years ended November 30, 2004, March 31, 2005 and November
30, 2004, respectively.
         Total Waivers of Fund Expenses                                 0.01%          0.58%           0.01%
         Total Actual Fund Operating Expenses (after waivers)           1.29%          1.35%           1.29%
2 The Vintage Balanced Fund did not pay or accrue the distribution (12b-1) fee for the fiscal year ended March 31, 2005. 3 The shareholder services provider for the Vintage Balanced Fund waived the entire shareholder services fee for the fiscal year ended March 31, 2005. The shareholder services provider may reduce or eliminate the fee waiver at any time.
4 The administrator voluntarily waived a portion of its fee for Federated Stock and Bond Fund, Inc. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by Federated Stock and Bond Fund, Inc. (after the voluntary waiver) was 0.35% for the fiscal year ended November 30, 2004.
5 The Vintage Balanced Fund's adviser waived a portion of the other expenses for an actual fee of 0.60% for the fiscal year ended March 31, 2005. The adviser may reduce or eliminate the fee waiver at any time. 6 Shareholders of the Vintage
Balanced Fund at the time the Reorganization will not be subject to the sales charge on future purchases of Federated Stock and Bond Fund, Inc..






EXAMPLE
This Example is intended to help you compare the cost of investing in Federated
Stock and Bond Fund, Inc.'s Class A Shares, the Vintage Balanced Fund and
Federated Stock and Bond Fund, Inc.'s Class A Shares Pro Forma Combined with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Federated Stock and Bond Fund,
Inc.'s Class A Shares, the Vintage Balanced Fund and Federated Stock and Bond
Fund, Inc.'s Class A Shares Pro Forma Combined for the time periods indicated
and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses are before waivers as shown in the table and remain the same.
Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
                                                                 1 Year      3 Years      5 Years      10 Years
Federated Stock and Bond Fund, Inc.-Class A Shares               $675        $939         $1,224       $2,032
Vintage Balanced Fund                                            $196        $606         $1,042       $2,254
Federated Stock and Bond Fund, Inc.-Class A Shares Pro Forma     $675        $939         $1,224       $2,032
Combined







Federated Stock And Bond Fund, Inc.
Financial Highlights - Class A Shares
(For a Share Outstanding Throughout Each Period)







                                Six Months
                                  Ended                            Period
                               (unaudited)     Year Ended           Ended                            Year Ended October 31,
                                5/31/2005      11/30/2004        11/30/2003    1      2003          2002        2001        2000
Net Asset Value,                  $18.38         $17.38            $17.32
Beginning of Period                                                                  $15.61        $17.22      $18.78      $18.71
Income From Investment
Operations:
Net investment income              0.14           0.36              0.02              0.31          0.39        0.48        0.55
Net realized and
unrealized gain (loss) on
investments, foreign               0.18           1.01              0.11
currency transactions,
and futures contracts                                                                 1.71         (1.62    )  (1.04   )    0.48
Total from investment
operations                         0.32           1.37              0.13              2.02         (1.23    )  (0.56   )    1.03
Less Distributions:
Distributions from net            (0.13)         (0.37       )      (0.07      )
investment income                                                                    (0.31    )    (0.38    )  (0.53   )   (0.54)
Distributions from net
realized gain on
investments, foreign               ---             --                --
currency transactions,
and futures contracts                                                                 ---           ---        (0.47   )   (0.42)
Total distributions               (0.13)         (0.37       )      (0.07      )     (0.31    )    (0.38    )  (1.00   )   (0.96)
Net Asset Value, End of           $18.57         $18.38            $17.38
Period                                                                               $17.32        $15.61      $17.22      $18.78
Total Return2                     1.74%3          7.89       %      0.75       %     13.08    %    (7.32    )% (3.12   )%   5.79%
Ratios to Average Net
Assets:
Expenses                         1.24%4,5         1.29      %5      1.26      %4,5    1.31    %5    1.26    %5  1.31   %    1.29%
Net investment income             1.50%4          1.72       %      1.64       %4     1.89    %     2.32    %   2.64   %    2.98%
Expense                          0.00%4,7         0.01       %      0.01       %4
waiver/reimbursement6                                                                 0.00    %7    0.00    %7  0.00   %7   0.00%7
Supplemental Data:
Net assets, end of period
(000 omitted)                    $230,150       $237,428          $226,701          $224,461      $184,294    $175,854    $177,236
Portfolio turnover                 17%             47        %        1        %       74     %      54     %    28    %     26%











Federated Stock and Bond Fund, Inc. changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003. Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
During the period, Federated Stock and Bond Fund, Inc. was reimbursed by the adviser, which had an impact of less than 0.01% on total return. (See Notes to Financial Statements, Note 5.) Computed on an annualized basis.
The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The impact to the expense ratios was less than 0.01% for the six months ended May 31, 2005, the year ended November 30, 2004, the period ended November 30, 2003, and the years ended October 31, 2003 and October 31, 2002, respectively, after taking into account these expense reductions. This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above. Represents less than 0.01%.
See Notes in Federated Stock and Bond Fund, Inc.'s Annual Report which are an integral part of the Financial Statements







Vintage Balanced Fund
Financial Highlights
The financial highlights table is intended to help you understand the Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single
Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Deloitte and Touche LLP audited the information for the year ended March 31, 2004 and March 31, 2005. Their report, along with the Fund's financial statements, are included in the Funds' annual reports, which are available upon request. The financial information for the periods prior to April 1, 2003 was audited by other auditors.







                                       Investment Activities                           Dividends and Distributions
                              -----------------------------------------------------------------------------------------------------
                                  NAV            Net        Net Realized/  Total from      From Net  From Net  Return of  Total
                                              Investment     Unrealized                                                   Dividends
                               Beginning    Income (Loss)  Gains (Losses)  Investment     Investment Realized             and
                               of Period                               Activities       Income   Gains     Capital    Distributions
                         -------------- -------------------------------------------------------------------------------------------
Vintage Balanced Fund
Year Ended March 31, 2005    $11.63         0.20           (0.01)         0.19        (0.20)        0.00       0.00       (0.20)
Year Ended March 31, 2004    $10.00         0.11            1.63          1.74        (0.11)        0.00       0.00       (0.11)
Year Ended March 31, 2003    $12.54         0.16           (2.54)        (2.38)       (0.16)        0.00       0.00       (0.16)
Year Ended March 31, 2002    $12.80         0.20           (0.26)        (0.06)       (0.20)        0.00       0.00       (0.20)
Year Ended March 31, 2001    $16.58         0.31           (2.72)        (2.41)       (0.31)       (1.06)      0.00       (1.37)





                                                                          Ratio of Net                Ratio of Net
                                              Net Assets                  Investment      Ratio of    Investment
                                              End of Period    Ratio of   Income (Loss) to Expenses to Income (Loss)
                        NAV                   (000 omitted)   Expenses to   Average Net     Average         to
                        End of        Total                     Average       Assets*       Net Assets*  Average Net     Portfolio
                        Period       Return                     Net Assets                                 Assets*        Turnover
                 -----------------------------------------------------------------------------------------------------------------
Vintage Balanced Fund
Year Ended March 31, 2005    $   11.62      1.61   %    $   24,250      1.35   %     1.61     %      1.68   %     1.28%     39.63%
Year Ended March 31, 2004    $   11.63     17.46   %    $   38,220      1.37   %     1.00     %        -            -       75.52%
Year Ended March 31, 2003    $   10.00     (18.88  %)   $   36,978      1.25   %     1.46     %        -            -       36.19%
Year Ended March 31, 2002    $   12.54     (0.45   %)   $   56,945      1.19   %     1.56     %        -            -       38.28%
Year Ended March 31, 2001    $   12.80     (15.39  %)   $   68,114      1.12   %     2.03     %        -            -       45.49%






* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.






Comparison of Potential Risks and Rewards; Performance Information
         The bar charts and tables below compare the potential risks and rewards of investing in each Federated Fund and Vintage Fund. The bar charts provide an indication of the risks of investing in each fund by showing changes in each fund's performance from year to year. The tables show how each fund's average annual total returns for the one year, five years and ten years (or start of performance) compare to the returns of a broad-based market index. The figures assume reinvestment of dividends and distributions. Attached as Exhibit B to this Prospectus/Proxy Statement is a Management's Discussion of Fund Performance and a line graph for the most recent fiscal year for each Vintage Fund and each Federated Fund.

FEDERATED CAPITAL APPRECIATION FUND - VINTAGE EQUITY FUND AND VINTAGE GROWTH FUND

FEDERATED CAPITAL APPRECIATION FUND-CLASS A SHARES
Risk/Return Bar Chart and Table
The performance information shown below will help you analyze Federated Capital
Appreciation Fund's investment risks in light of its historical returns. The bar chart shows the variability of Federated Capital Appreciation Fund's Class A
Shares total returns on a calendar year-by-year basis. The Average Annual Total
Return table shows returns averaged over the stated periods, and includes comparative performance information. Federated Capital Appreciation Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
[GRAPHIC ILLUSTRATION-Federated Capital Appreciation Fund]
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Capital Appreciation Fund as of the calendar year-end for each of ten years. The `y' axis reflects the "% Total Return" beginning with "-40%" and increasing in increments of 20% up to 60%. The `x' axis represents calculation periods (from the earliest calendar year end of Federated Capital Appreciation Fund's start of business) through the calendar year ended 2004. The chart features ten distinct vertical bars, each shaded in dark gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for Federated Capital Appreciation Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years
1995 through 2004. The percentages noted are 37.17%, 18.39%, 30.02%, 20.07%,
43.39%, -3.76%, -6.19%, -18.76%, 23.81% and 7.19%, respectively.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Federated Capital Appreciation Fund's Class A Shares total return for the quarter ended June 30, 2005 was 2.97%. Within the period shown in the bar chart, Federated Capital Appreciation Fund's Class A Shares highest quarterly return was 27.57% (quarter ended December 31, 1999). Its lowest quarterly return was (17.40)% (quarter ended September 30, 2002).






Average Annual Total Return Table
The Average Annual Total Returns for Federated Capital Appreciation Fund's Class
A Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for Federated Capital
Appreciation Fund's Class A Shares to illustrate the effect of federal taxes on the fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), a broad-based market index, and the Lipper Large Cap Core Funds Average (LLCCFA), an average of funds with similar objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in Federated
Capital Appreciation Fund's performance. Indexes and averages are unmanaged and it is not possible to invest directly in an index or average.
(For the periods ended December 31, 2004)
                                                 1 Year        5 Years    10 Years
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Class A Shares
Return Before Taxes                              1.29%         (1.65)%     12.88%
Return After Taxes on Distributions(1)           0.98%         (2.10)%     11.40%
Return After Taxes on Distributions and Sale
of Fund Shares(1)                                0.86%         (1.58)%     10.66%
S&P 500                                          10.88%        (2.30)%     12.07%
LLCCFA                                           7.84%         (3.22)%     10.07%



After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in Federated Capital Appreciation Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Federated Capital Appreciation Fund distributions.
These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.





VINTAGE EQUITY FUND-CLASS S SHARES AND CLASS T SHARES
Bar Chart and Performance Information
The bar chart and performance information provide an indication of the historical risk of an investment in the Vintage Equity Fund by showing changes in the Vintage Equity Fund's performance from year to year. The Vintage Equity
Fund's past performance does not necessarily indicate how it will perform in the future.
The annual returns in the bar chart are for the Vintage Equity Fund's Class S Shares.
[GRAPHIC ILLUSTRATION-Vintage Equity Fund]
The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Vintage Equity Fund as of the calendar year-end for each of ten years. The `y' axis reflects the "% Total Return" beginning with
"-40%" and increasing in increments of 20% up to 40%. The `x' axis represents calculation periods (from the earliest calendar year end of the Vintage Equity
Fund's start of business) through the calendar year ended 2004. The chart features ten distinct vertical bars, each shaded in dark gray, and each visually representing by height the total return percentages for the calendar year stated
directly at its base. The calculated total return percentage for the Vintage
Equity Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1995 through 2004. The percentages noted
are 35.71%, 21.35%, 30.13%, 27.46%, 21.70%, -7.02%, -16.85%, -28.76%, 22.13% and
3.04%, respectively.


The total return for the quarter ended June 30, 2005 was 0.69%.
During the period shown in the bar chart, the highest return for a quarter was 27.51% (quarter ended December 31, 1998). Its lowest return for a quarter was (19.63)% (quarter ended September 30, 2001).


Average Annual Total Return Table (as of 12/31/04)
                                                           1 Year     5 Years   10 Years    Start of Perfomance(1)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Vintage Equity Fund, Class S Shares Return
Before Taxes                                               3.04%      (7.07)%     8.70%             7.86%
Return After Taxes on Distributions                        3.03%      (7.37)%     7.21%             6.53%
Return After Taxes on Distributions and Sale
of Fund Shares                                             2.43%      (5.70)%     6.08%             5.54%
Vintage Equity Fund, Class T Shares Return
Before Taxes                                               3.35%      (6.83)%     8.87%             8.00%
Return After Taxes on Distributions                        3.34%      (7.14)%     7.38%             6.67%
Return After Taxes on Distributions and Sale
of Fund Shares                                             2.67%      (5.53)%     6.23%             5.67%
S&P 500                                                    10.86%     (2.30)%    12.07%             12.04%

1   Inception Date for Class Shares 12/15/92. Inception Date for Class T Shares 2/14/1998.







VINTAGE GROWTH FUND
Bar Chart and Performance Information
The bar chart and performance information provide an indication of the historical risk of an investment in the Vintage Growth Fund by showing changes in the Vintage Growth Fund's performance from year to year. The Vintage Growth
Fund's past performance does not necessarily indicate how it will perform in the future.
[GRAPHIC ILLUSTRATION-Vintage Growth Fund]
The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Vintage Growth Fund as of the calendar year-end for each of nine years. The `y' axis reflects the "% Total Return" beginning with "-40%" and increasing in increments of 20% up to 40%. The `x' axis represents calculation periods (from the earliest calendar year end of the Vintage Growth
Fund's start of business) through the calendar year ended 2004. The chart features nine distinct vertical bars, each shaded in dark gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Vintage Growth Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1996 through 2004. The percentages noted are 19.31%, 26.16%, 25.42%, 19.72%, -7.52%, -18.70%, -35.98%,
33.24% and 0.23%, respectively.


The total return for the quarter ended June 30, 2005 was (1.10)%.

During the period shown in the bar chart, the highest return for a quarter was 27.25% (quarter ended December 31, 1998). Its lowest return for a quarter was (23.52)% (quarter ended September 30, 2001).

Average Annual Total Return Table (as of 12/31/04)
                                                         1 Year             5 Years          Start of Perfomance(1)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Vintage Growth Fund Return Before Taxes                   0.23%             (8.46)%                   4.44%
Return After Taxes on Distributions                       0.21%             (9.66)%                   3.11%
Return After Taxes on Distributions and Sale
of Fund Shares                                            0.17%             (7.39)%                   2.55%
RUSSELL 1000 GROWTH INDEX                                 6.30%             (9.29)%                   7.20%
S&P 500                                                  10.86%             (2.30)%                   9.84%
1   Inception Date 9/29/1995.






FEDERATED STOCK AND BOND FUND, INC. - VINTAGE BALANCED FUND

FEDERATED STOCK AND BOND FUND, INC. - CLASS A SHARES
Risk/Return Bar Chart and Table
The performance information shown below will help you analyze Federated Stock and Bond Fund, Inc.'s investment risks in light of its historical returns. The bar chart shows the variability of Federated Stock and Bond Fund, Inc.'s Class A
Shares total returns on a calendar year-by-year basis. The Average Annual Total
Return table shows returns averaged over the stated periods, and includes comparative performance information. Federated Stock and Bond Fund, Inc.'s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
[GRAPHIC ILLUSTRATION-Federated Stock and Bond Fund, Inc.]
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Stock and Bond Fund, Inc. as of the calendar year-end for each of ten years. The `y' axis reflects the "% Total Return" beginning with "-15%" and increasing in increments of 15% up to 30%. The `x' axis represents calculation periods (from the earliest calendar year end of Federated Stock and Bond Fund, Inc.'s start of business) through the calendar year ended 2004. The chart features ten distinct vertical bars, each shaded in dark gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for Federated Stock and Bond Fund, Inc. for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years
1995 through 2004. The percentages noted are 25.06%, 13.69%, 23.92%, 11.16%,
2.23%, 5.02%, 0.63%, -10.30%, 17.21% and 6.66%, respectively.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


Federated Stock and Bond Fund, Inc.'s Class A Shares total return for the quarter ended June 30, 2005 was 2.42%. Within the period shown in the bar chart, Federated Stock and Bond Fund, Inc.'s Class A Shares highest quarterly return was 10.50% (quarter ended June 30, 1997). Its lowest quarterly return was (8.73)% (quarter ended September 30, 2002).





Average Annual Total Return Table
The Average Annual Total Returns for Federated Stock and Bond Fund, Inc.'s Class
A Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for Federated Stock and Bond
Fund, Inc.'s Class A Shares to illustrate the effect of federal taxes on fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard and Poor's 500 Index (S&P 500) and the Lehman Brothers
Aggregate Bond Index (LBAB), both of which are broad-based market indexes, and the Lipper Balanced Funds Average (LBFA), an average of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in Federated Stock and Bond Fund, Inc.'s performance. Indexes are unmanaged and it is not possible to invest directly in an index. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category.

(For the periods ended December 31, 2004)








                                              1 Year      5 Years    10 Years
Return Before Taxes                           0.79%       2.29%      8.41%

Return After Taxes on Distributions 1         0.09%       1.34%      6.09%
Return After Taxes on Distributions
and Sale of Fund Shares 1                     0.50%       1.40%      5.94%
S&P 500                                       10.88%      (2.30)%    12.07%
LBAB                                          4.34%       7.71%      7.72%
LBFA                                          7.93%       2.01%      9.09%






1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in Federated Stock and Bond Fund, Inc. and shows the effect of taxes on fund distributions. Return After Taxes on Distributions and Sale of fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Federated Stock and Bond Fund, Inc. distributions.
These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.





VINTAGE BALANCED FUND
Bar Chart and Performance Information
The bar chart and performance information provide an indication of the historical risk of an investment in the Vintage Balanced Fund by showing changes in the Fund's performance from year to year. The Vintage Balanced Fund's past performance does not necessarily indicate how it will perform in the future.
[GRAPHIC ILLUSTRATION-Vintage Balanced Fund]
The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Vintage Balanced Fund as of the calendar year-end for each of nine years. The `y' axis reflects the "% Total Return" beginning with "-40%" and increasing in increments of 20% up to 40%. The `x' axis represents calculation periods (from the earliest calendar year end of the Vintage Balanced Fund's start of business) through the calendar year ended 2004.
The chart features nine distinct vertical bars, each shaded in dark gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Vintage Balanced Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1996 through 2004. The percentages noted are 13.48%, 22.82%, 20.71%, 11.66%, -3.19%,
-6.85%, -18.11%, 13.72% and 3.18%, respectively.


The total return for the quarter ended June 30, 2005 was 1.74%.

During the period shown in the bar chart, the highest return for a quarter was 16.95% (quarter ended December 31, 1998). Its lowest return for a quarter was (12.13)% (quarter ended June 30, 2002).

Average Annual Total Return Table (as of 12/31/04)

                                                  1 Year    5 Years   Start of
                                                                   Perfomance(1)

Vintage Balanced Fund Return Before Taxes          3.18%     (2.83)%   6.36%
Return After Taxes on Distributions                2.63%     (3.72)%   4.89%
Return After Taxes on Distributions and Sale
of Fund Shares                                     2.10%     (2.93)%   4.06%
50% S&P 500 / 50% LEHMAN BROTHERS INTERMEDIATE
GOV'T/CREDIT INDEX                                 6.97%      2.75%    9.83%
1   Inception Date 6/1/1995.




Investment Advisers
A Board of Directors governs the Vintage Funds. The Board selects and oversees the adviser, Investors Management Group, Ltd. ("IMG"), a subsidiary of AMCORE Investment Group, N.A., who manages the Vintage Funds' assets, including buying and selling portfolio securities. IMG is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). The address of IMG is 1415 28th Street, Suite 200, West Des Moines, IA 50266.
IMG had approximately $4.6 billion in equity, fixed income and money market assets under management. IMG provides continuous investment management to pension and profit sharing plans, insurance companies, public agencies, banks, endowments and charitable institutions, other mutual funds, individuals and others.
A Board of Trustees governs Federated Capital Appreciation Fund. This Board selects and oversees the adviser, Federated Equity Management Company of Pennsylvania ("FEMCOPA"), a subsidiary of Federated, who manages Federated Capital Appreciation Fund's assets, including buying and selling portfolio securities. FEMCOPA is registered as an investment adviser under the Advisers Act. The address of FEMCOPA is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
A Board of Directors governs Federated Stock and Bond Fund, Inc. This Board selects and oversees the adviser, FEMCOPA and sub-adviser, Federated Investment Management Company ("FIMC"), both subsidiaries of Federated, who manages Federated Stock and Bond Fund Inc.'s assets, including buying and selling portfolio securities. FEMCOPA and FIMC are both registered as an investment adviser under the Advisers Act. The address of FEMCOPA and FIMC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. FEMCOPA, FIMC and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,385 employees. Federated provides investment products to more than 5,700 investment professionals and institutions. Portfolio Managers Federated Capital Appreciation Fund David P. Gilmore has been the fund's Portfolio Manager since September 2000. Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became a Vice President of the fund's adviser in July 2001. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. Mr. Gilmore is a Chartered Financial Analyst and attended the University of Virginia, where he earned his M.B.A., from September 1995 to May 1997. Mr. Gilmore has a B.S. from Liberty University. Linda A. Duessel has been designated as a back-up portfolio manager for the fund, and as such does not have primary responsibility for the day-to-day management of the fund's portfolio. Ms. Duessel joined Federated in 1991 and has been a Portfolio Manager since 1995. She became a Senior Vice President of the fund's adviser in January 2000 and served as a Vice President of the fund's adviser from 1995 through 1999. Ms. Duessel was a Senior Investment Analyst and an Assistant Vice President of the fund's adviser from 1991 until 1995. Ms. Duessel is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.





Federated Stock and Bond Fund, Inc.

John W. Harris has been the fund's Portfolio Manager since December 1999. He is Vice President of the fund. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and Assistant Vice President of the fund's adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the fund's adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

David P. Gilmore has been the fund's Portfolio Manager since January 2003. Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became a Vice President of the fund's adviser in July 2001. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. Mr. Gilmore is a Chartered Financial Analyst and attended the University of Virginia, where he earned his M.B.A., from September 1995 to May 1997. Mr. Gilmore has a B.S. from Liberty University.

Joseph M. Balestrino has been the fund's Portfolio Manager since October 1994. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the fund's adviser since 1998. He was a Portfolio Manager and a Vice President of the fund's adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Christopher J. Smith has been the fund's Portfolio Manager since November 2001. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the fund's adviser since 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith is a Chartered Financial Analyst. He received his M.A. in Economics and Finance from the University of Kentucky. Mark E. Durbiano has been the fund's Portfolio Manager since September 1996. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the fund's adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the fund's adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Todd A. Abraham has been the fund's Portfolio Manager since February 2003. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the fund's adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.


Vintage Equity Fund
Vintage Growth Fund
Vintage Balanced Fund
The Vintage Equity Fund and Vintage Growth Fund are managed by the Equity Team of IMG. The Equity Team consists of Jeff Lorenzen, Jim Thompson and Don Radke. Jim Thompson is the lead member of the Equity Team for the Vintage Equity Fund and Don Radke is the lead member of the Equity Team for the Vintage Growth Fund. The Equity Team meets as a group to determine current investment strategy and the lead member of the team manages the day-to-day purchases and sale of securities for the respective fund. The equity portion of the Vintage Balanced Fund is managed by the Equity Team with Jim Thompson as the lead member and the Fixed Income Team manages the fixed income portion. The Fixed Income Team consists of Jeff Lorenzen, Kevin Croft and Laurie Mardis. Kevin Croft is the lead member of the Fixed Income Team for the Vintage Balanced Fund. The allocation of the Vintage Balanced Fund's assets between equities and fixed income securities is determined jointly by the Equity and Fixed Income Teams.


Jeff Lorenzen, CFA has been employed by IMG in various positions since 1992. He is currently President of IMG and has served as Chief Investment Officer since 2003. Prior to that he was Supervising Fixed Income Manager from 2000-2003. Jeff has a B.B.A. degree from the University of Iowa and a M.B.A. from Drake University.

Jim Thompson, CFA has been Director of Investment Strategy and Equity Research with IMG since 2003. Prior to that he was a High Yield Analyst with Principal Global Investors from 2002-2003, and a graduate student from 2000-2001. Jim has a BS degree from Drake University and a M.B.A. from the University of Iowa.
Don Radke has been an Equity Manager for IMG since 2000. Don has a B.A. degree from the University of Wisconsin-Milwaukee and a M.B.A. from the University of Minnesota. Kevin Croft, CFA has been Supervising Fixed Income Manager of IMG since 2003. Prior to that, he was employed as a Portfolio Manager with Principal Global Investors from 1993-2003. Kevin has B.S.B.A. degree and a M.B.A. from Drake University.

Laurie Mardis, CFA has been a Fixed Income Manager with IMG since 2001. Prior to that she worked for Wells Fargo and Company from 1996-2001, in fixed income research and portfolio management. Laurie has a B.S.B.A. degree and a M.B.A. from Drake University


Advisory and Other Fees
The annual investment advisory fee for each Federated Fund and each Vintage Fund, as a percentage of each Federated Fund's and each Vintage Fund's daily net assets, is as follows:



------------------------------------------ -------------------- ----------------------------- -----------------------
FEDERATED FUNDS                               ADVISORY FEES            VINTAGE FUNDS               ADVISORY FEE
------------------------------------------ -------------------- ----------------------------- -----------------------
------------------------------------------ -------------------- ----------------------------- -----------------------
Federated Capital Appreciation Fund               0.75%             Vintage Equity Fund               0.75%
------------------------------------------ -------------------- ----------------------------- -----------------------
------------------------------------------ -------------------- ----------------------------- -----------------------
                                                                    Vintage Growth Fund               0.95%
------------------------------------------ -------------------- ----------------------------- -----------------------
------------------------------------------ -------------------- ----------------------------- -----------------------

------------------------------------------ -------------------- ----------------------------- -----------------------
------------------------------------------ -------------------- ----------------------------- -----------------------
Federated Stock and Bond Fund, Inc.              0.55%*            Vintage Balanced Fund              0.75%
------------------------------------------ -------------------- ----------------------------- -----------------------
*In addition, FEMCOPA receives 4.50% of the Fund's gross income.
Both the investment adviser to the Federated Funds, FEMCOPA, and the investment adviser to the Vintage Funds, IMG, may voluntarily choose to waive a portion of its advisory fee or reimburse other expenses of the respective funds advised by
FEMCOPA or IMG. These voluntary waivers or reimbursements may be terminated by
FEMCOPA and IMG, respectively, at any time in each adviser's discretion.
Federated Administrative Services ("FAS"), an affiliate of FEMCOPA, provides certain administrative personnel and services necessary to operate the Federated
Funds. FAS provides these services at an annual rate based upon the average daily net assets advised by FEMCOPA and its affiliates. The rate charged ranges from 0.150% to 0.075% of the average aggregate daily net assets of the Federated
Funds. FAS's minimum annual administrative fee with respect to Federated Capital
Appreciation Fund and Federated Stock and Bond Fund, Inc. is $150,000 per
portfolio plus $40,000 for each additional class of shares. FAS may choose to voluntarily waive a portion of its fee. IMG serves as administrator to the
Vintage Funds and provides certain administrative personnel and services necessary to operate the Vintage Funds. IMG provides these services at an annual rate based upon the average daily net assets of the Vintage Funds. The rate is
0.26% of the average daily net assets of the Vintage Funds. There is no minimum fee chargeable to each Vintage Fund. IMG may voluntarily choose to waive a portion of its fee.





Administrative Fee Expenses
--------------------------------------------- ---------------------------- ------------------------------ ------------------------
Fund (Fiscal Year End)                                  Amount/               Fund (Fiscal Year End)              Amount/
                                                 Percentage of Average                                     Percentage of Average
                                                   Daily Net Assets                                          Daily Net Assets
--------------------------------------------- ---------------------------- ------------------------------ ------------------------
--------------------------------------------- ---------------------------- ------------------------------ ------------------------
Federated Capital Appreciation Fund                   $2,470,049/               Vintage Equity Fund              $401,665/
(October 31, 2004)                                      0.0762%                  (March 31, 2005)                  0.26%
--------------------------------------------- ---------------------------- ------------------------------ ------------------------
--------------------------------------------- ---------------------------- ------------------------------ ------------------------
                                                                                Vintage Growth Fund              $110,597/
                                                                                 (March 31, 2005)                  0.26%
--------------------------------------------- ---------------------------- ------------------------------ ------------------------
--------------------------------------------- ---------------------------- ------------------------------ ------------------------

--------------------------------------------- ---------------------------- ------------------------------ ------------------------
--------------------------------------------- ---------------------------- ------------------------------ ------------------------
Federated Stock and Bond Fund, Inc.                    $252,258/               Vintage Balanced Fund             $81,402/
(November 30, 2004)                                     0.0762%                  (March 31, 2005)                  0.26%
--------------------------------------------- ---------------------------- ------------------------------ ------------------------


Each Federated Fund has entered into a Shareholder Services Agreement under which it may make payments up to 0.25% of the average daily NAV of its shares to obtain certain personal services for shareholders and the maintenance of shareholder accounts. The Shareholder Services Agreement provides that Federated Shareholder Services Company ("FSSC"), an affiliate of FEMCOPA, either will perform shareholder services directly or will select financial institutions to perform such services. Financial institutions will receive fees based upon shares owned by their clients or customers.
Each Vintage Fund has entered into an Administrative Services Plan under which it is authorized to make payments up to 0.25% of the average daily NAV of its shares to obtain certain personal services for shareholders and the maintenance of shareholder accounts. The Administrative Services Plan provides that banks and other financial institutions will perform such services. Banks and other financial institutions will receive fees based upon shares owned by their clients or customers.
         Federated Securities Corp. ("FSC"), an affiliate of FEMCOPA, is the principal distributor for shares of the Federated Funds. Federated Capital Appreciation Fund (Class A Shares) has adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") pursuant to which Federated Capital Appreciation Fund may pay a fee to the distributor in an amount computed at an annual rate of 0.25% of the average daily net assets of Federated Capital Appreciation Fund to finance any activity which is principally intended to result in the sale of shares subject to the Distribution Plan. Federated Capital Appreciation Fund (Class A Shares) has no present intention of paying or accruing the distribution (12b-1) fee for the fiscal year ending October 31, 2005. Federated Stock and Bond Fund, Inc. (Class A Shares) does not have a Rule 12b-1 Plan in effect and, accordingly, does not, compensate brokers and dealers for sales and administrative services performed in connection with sales of Federated Stock and Bond Fund, Inc. shares pursuant to a plan of distribution adopted pursuant to Rule 12b-1. FSC, from its own assets, may pay financial institutions supplemental fees as financial assistance for providing substantial sales services, distribution-related support services or shareholder services with respect to the Federated Funds. Such assistance may be based on such factors as the number or value of shares the financial institution sells; the value of clients' assets invested; or the type and nature of services or support furnished by the financial institution. Any payments made by FSC may be funded from the resources of its affiliates or FEMCOPA.

BISYS Fund Services Limited Partnership is the principal distributor for shares of the Vintage Funds. The Vintage Funds have adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") pursuant to which each such Vintage Fund may pay a fee to the distributor in an amount computed at an annual rate of 0.25% of the average daily net assets of each such Vintage Fund to finance any activity which is principally intended to result in the sale of shares subject to the Distribution Plan. The Vintage Equity Fund, Vintage Growth Fund and Vintage Balanced Fund are not currently incurring the 12b-1 fee under the Distribution Plan. BISYS Fund Services Limited Partnership, at its expense, with voluntary assistance from IMG in its sole discretion, may also provide other compensation to broker/dealers that are Participating Organizations ("Dealers") in connection with sales of shares of a Vintage Fund. Compensation may include financial assistance to Dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the m Vintage Funds, and other Dealer-sponsored special events. In some instances, this compensation may be made available only to certain Dealers whose representatives have sold or are expected to sell a significant amount of shares. Compensation will also include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will also include the following types of non-cash compensation offered through sales contests: (1) vacation trips, including the provision of travel arrangements and lodging at luxury resorts at exotic locations; (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory The total annual operating expenses, as a percentage of average net assets, for Class A Shares of Federated Capital Appreciation Fund were 1.25% of average daily net assets (after waivers) for the fiscal year ended October 31, 2004. Without such waivers, the expense ratio of Class A Shares of Federated Capital Appreciation Fund would have been 1.50% of average daily net assets. The total annual operating expenses, as a percentage of average net assets, for the Vintage Equity Fund's Class S Shares and Class T Shares were 1.50% and 1.25%, respectively, of average daily net assets for the fiscal year ended March 31, 2005. Without such waivers, the expense ratio of the Vintage Equity Fund's Class S Shares and Class T Shares would have been 1.75% and 1.75%, respectively, of average daily net assets. The total annual operating expenses for the Vintage Growth Fund was 1.54% of average daily net assets for the fiscal year ended March 31, 2005. Without such waivers, the expense ratio of the Vintage Growth Fund would have been 2.04% of average daily net assets.

The total annual operating expenses, as a percentage of average net assets, for Class A Shares of Federated Stock and Bond Fund, Inc. were 1.29% of average daily net assets (after waivers) for the fiscal year ended November 30, 2004. Without such waivers, the expense ratio of Class A Shares of Federated Stock and Bond Fund, Inc. would have been 1.30% of average daily net assets. The total annual operating expenses, as a percentage of average net assets, for the Vintage Balanced Fund was 1.35% (after waivers) of average daily net assets for the fiscal year ended June 30, 2004. Without such waivers, the expense ratio of the Vintage Balanced Fund would have been 1.93% of average daily net assets.

Purchases, Redemptions and Exchange Procedures; Dividends and Distributions; Retirement Plan Custodian; Legal and Regulatory Matters The transfer agent and dividend disbursing agent for the Federated Funds is State Street Bank and Trust Company. The transfer agent and dividend disbursing agent for the Vintage Funds is BISYS Fund Services, Inc.
Procedures for the purchase, exchange and redemption of the Federated Funds' shares are similar to the procedures applicable to the purchase, exchange, and redemption of the Vintage Funds' shares. Reference is made to the prospectuses of the Federated Funds and the prospectuses of the Vintage Funds for a complete description of the purchase, exchange and redemption procedures applicable to purchases, exchanges and redemptions of the Federated Funds' and the Vintage Funds' shares, respectively, each of which is incorporated by reference thereto. Set forth below is a brief description of the significant purchase, exchange and redemption procedures applicable to the Federated Funds' shares and the Vintage Funds' shares.

Purchases
The Federated Funds' shares are sold at NAV plus a maximum front-end sales charge with respect to purchases of shares of 5.50% each for: Federated Capital Appreciation Fund (Class A Shares) and Federated Stock and Bond Fund, Inc. (Class A Shares). A contingent deferred sales charge ("CDSC") of 0.75% of the redemption amount applies to each Federated Fund's Class A Shares redeemed up to 24 months after purchase under certain investment programs where (i) the amount of the purchase was $1 million or greater and thus not subject to a front-end sales charge; and (ii) an investment professional received an advance payment on the transaction. Class A Shares received by the Vintage Fund shareholders in the Reorganizations will not be subject to this CDSC. Shareholders of the Vintage Funds will not be charged front-end sales charges in connection with the Reorganization. Additionally, the shareholders of the Vintage Funds at the time of the Reorganization will not be subject to the sales charge on future purchases of the Federated Funds. The Vintage Funds' shares are sold at NAV, without any front-end load or CDSC.
The following is a list of the minimum investment amounts for each Federated Fund and each Vintage Fund:









------------------------- ------------------ ----------------- ------------------ ------------------- -------------------------
Fund                           Initial          Subsequent      Retirement Plan    Retirement Plan     Systematic Investment
                             Investment         Investment        Investment          Subsequent          Plan Subsequent
                               Minimum           Minimum            Minimum       Investment Minimum         Investment
                                                                                                         Minimum/Subsequent
                                                                                                         Investment Minimum
------------------------- ------------------ ----------------- ------------------ ------------------- -------------------------
------------------------- ------------------ ----------------- ------------------ ------------------- -------------------------
Federated Capital              $1,500              $100              $250                $100                 $50/$50
Appreciation Fund
------------------------- ------------------ ----------------- ------------------ ------------------- -------------------------
------------------------- ------------------ ----------------- ------------------ ------------------- -------------------------
Vintage Equity Fund            $1,000              $50                $25                $25                  $250/$25
------------------------- ------------------ ----------------- ------------------ ------------------- -------------------------
------------------------- ------------------ ----------------- ------------------ ------------------- -------------------------
Vintage Growth Fund            $1,000              $50                $25                $25                  $250/$25
------------------------- ------------------ ----------------- ------------------ ------------------- -------------------------
------------------------- ------------------ ----------------- ------------------ ------------------- -------------------------

------------------------- ------------------ ----------------- ------------------ ------------------- -------------------------
------------------------- ------------------ ----------------- ------------------ ------------------- -------------------------
Federated Stock and            $1,500              $100              $250                $100                 $50/$50
Bond Fund, Inc.
------------------------- ------------------ ----------------- ------------------ ------------------- -------------------------
------------------------- ------------------ ----------------- ------------------ ------------------- -------------------------
Vintage Balanced Fund          $1,000              $50                $25                $25                  $250/$25
------------------------- ------------------ ----------------- ------------------ ------------------- -------------------------





Initial investment minimums of the Federated Funds are not applicable for the purposes of the Reorganization. Purchases of shares of the Federated Funds may be made through an investment professional, directly from the Fund or through an exchange from another Federated mutual fund. Purchases through investment professionals may be subject to higher or lower minimum investment requirements.


Purchases of the Vintage Funds may be made directly from the Vintage Funds, through qualified banks, broker/dealers, investment advisory firms and other organizations that have entered into dealer and/or shareholder agreements with the distributor and/or servicing agreements with the Funds.
Purchase orders for Federated Funds and the Vintage Funds are effected at the offering price next calculated after receipt of the order. The NAV per share for Federated Capital Appreciation Fund, Federated Stock and Bond Fund, Inc., Vintage Equity Fund, Vintage Growth Fund and Vintage Balanced Fund is calculated as of the close of trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (the "NYSE") on each day in which the NYSE is open for business.






         Federated Capital Appreciation Fund and Federated Stock and Bond Fund, Inc. also provide the following purchase options: by a Systematic Investment Program established with the Fund; through a depository institution that is an automated clearing house (ACH) member and through a Retirement Account. The Vintage Funds also provide for purchases through an Automatic Investment Plan. With respect to future purchases of Class A Shares of any Federated Fund, shareholders of the Vintage Funds as of the date of the Reorganization who purchase their shares directly from the Federated Fund, will not be subject to front-end sales charges. Current shareholders of the Vintage Funds who purchase through a broker-dealer, however, may be subject to a front-end sales charge on future purchases of Class A Shares of any Federated Fund.
Exchanges
Class A Shares of Federated Capital Appreciation Fund and Class A Shares of Federated Stock and Bond Fund, Inc. may be exchanged at NAV for Class A Shares of other funds for which FEMCOPA (or its affiliates) serves as adviser and distributor. Class A Shares of Federated Capital Appreciation Fund and Class A Shares of Federated Stock and Bond Fund, Inc. may be exchanged through an investment professional if you purchased shares through an investment professional or directly from the fund, by telephone or mail, if you purchased shares directly from the fund. The exchange is subject to any initial or subsequent minimum investment amounts of the fund into which the exchange is being made, and is treated as a sale of your shares for federal income tax purposes.

Shares of the Vintage Equity Fund, Vintage Growth Fund and the Vintage Balanced Fund may be exchanged at NAV for shares of the same class of the other Vintage funds. Shares of the Vintage Equity Fund, Vintage Growth Fund and Vintage Balanced Fund may be exchanged by mail, telephone or online. The exchange is subject to any initial or subsequent minimum investment amounts of the fund into which the exchange is being made, and is treated as a sale of your shares for federal income tax purposes. Redemptions Redemptions of Class A Shares of Federated Capital Appreciation Fund and Class A Shares of Federated Stock and Bond Fund, Inc. may be made through an investment professional if you purchased shares through an investment professional or directly from the fund if you purchased shares directly from the fund. Shares are redeemed at their NAV next determined after the redemption request is received in proper form on each day on which the fund computes its NAV less, in the case of Class A Shares of Federated Capital Appreciation Fund and Federated Stock and Bond Fund, Inc., a CDSC of 0.75% of the redemption amount with respect to Class A Shares redeemed up to 24 months after purchase under certain investment programs where (i) the amount of the purchase was $1 million or greater and thus not subject to a front-end sales charge; and (ii) an investment professional received an advance payment on the transaction. Class A Shares received by the Vintage Fund shareholders in the Reorganizations will not be subject to this CDSC, but the CDSC may apply on future purchases of Class A Shares depending upon the nature of the arrangement under which such shares are purchased. Proceeds normally are wired or mailed within one business day after receiving a request in proper form, although payment may be delayed up to seven days. Federated Funds offer the following redemption options: an electronic transfer to your account at a financial institution that is an ACH member, or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member. Redemptions of the Vintage Equity Fund, Vintage Growth Fund and Vintage Balanced Fund may be made either directly through the Vintage Funds or through your financial intermediary. Shares of the Vintage Funds are redeemed at the NAV next determined after the redemption request is received in proper form on each day that the funds compute their NAV. Proceeds normally are wired or mailed within three business day. Shareholders of the Vintage Funds who have recently purchased shares by check or electronic funds transfer, may have their redemption payment delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 10 business days).






Frequent Trading
Each of the Federated Fund's Board and Vintage Funds' Board has adopted policies and procedures regarding frequent trading. The Federated Funds' Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the fund's shares. Frequent or short-term trading into and out of the fund can have adverse consequences for the fund and shareholders who use the fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the fund's NAV in advance of the time as of which NAV is calculated. The Vintage Funds' Board has approved the following policy: The Funds discourage market timers and other investors that make frequent purchases and redemptions of fund shares. With and through its transfer agent and distributor, the funds will monitor purchase and redemption activity. Purchase applications of known market timers will be rejected. The distributor will contact shareholders of accounts that evidence frequent purchase and redemption activity to determine the basis for the activity and may refuse to accept future purchases from these shareholders.

Dividends and Other Distributions
With respect to Federated Capital Appreciation Fund, dividends are declared and paid annually. With respect to Federated Stock and Bond Fund, Inc., dividends are declared and paid quarterly. With respect to the Vintage Funds, dividends are declared and paid quarterly. With respect to all Federated Funds and all Vintage Funds, capital gains distributions, if any, are paid at least annually. Unless a shareholder otherwise instructs, dividends and/or capital gain distributions will be reinvested automatically in additional shares at NAV.

Retirement Plan Custodian
Due to the Reorganization, the custodian of each Vintage Fund's shareholders' retirement plan assets will change. Each Vintage Fund's retirement plans (i.e. Individual Retirement Accounts (IRAs); Simplified Pension Plans (SEP IRAs); Salary Reduction Simplified Employee Pension Plans (SAR SEPs); Roth IRAs; 403(b)
(7) Plans; Profit Sharing Plans; and Money Purchase Pension Plans) will have a different custodian after the Reorganization. Currently, Huntington National Bank serves as custodian for the above mentioned retirement plans. After the Reorganization, State Street Bank and Trust Company will serve as custodian. It is not anticipated that there will be any change in the custody fees charged to the retirement plans, however for shareholders who hold retirement plans in other portfolios of Vintage Mutual Fund Funds, Inc. that are not subject to the Reorganizations there may be an increase in fees due to the shareholder having retirement plans at two different custodians and therefore subject to two sets of custodian fees. Shareholders' retirement plan accounts will automatically transfer to the new custodian as part of the Plan of Reorganization.






Legal and Regulatory Matters
Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.
         As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund related to its frequent trading activities. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating NAV funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at FederatedInvestors.com, and any future press releases on this subject will also be posted there.
Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.
Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.
The board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

INFORMATION ABOUT THE REORGANIZATIONS
Description of the Plans of Reorganization

The following summary is qualified in its entirety by reference to the three forms of Plans found in Exhibit A. Each Plan provides for the Reorganization to occur on the Closing Date, which is expected to be on or about September 16, 2005 or such other date(s) as the parties may agree to in writing (the "Closing Date"). The Plans provide that all of the assets of each Vintage Fund will be transferred to the corresponding Federated Fund at 4:00 p.m. Eastern time on the Closing Date of the Reorganization. In exchange for the transfer of these assets, each Federated Fund will simultaneously issue a number of full and fractional Federated Fund Shares to the corresponding Vintage Fund equal in value to the aggregate NAV of the corresponding Vintage Fund calculated at the time of the Reorganization.

Following the transfer of assets in exchange for the respective Federated Fund Shares, each corresponding Vintage Fund will distribute all the Federated Fund Shares pro rata to its shareholders of record in complete liquidation of such Vintage Fund. Shareholders of each Vintage Fund owning shares at the time of the Reorganization will receive a number of the corresponding Federated Fund Shares with the same aggregate value as the shareholder had in the Vintage Fund immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of each Vintage Fund's shareholder on the share records of the corresponding Federated Fund's transfer agent. Each account will receive the respective pro rata number of full and fractional Federated Fund Shares due to the shareholder of the corresponding Vintage Fund. The Vintage Funds will then be terminated. The Federated Funds do not issue share certificates to shareholders. Federated Fund Shares to be issued will have no preemptive or conversion rights. No sales charges will be imposed in connection with the receipt of such shares by the Vintage Funds' shareholders. The Plans contain customary representations, warranties and conditions. Each Plan provides that the consummation of the Reorganization with respect to each Vintage Fund and the corresponding Federated Fund is conditioned upon, among other things: (i) approval of the Reorganization by the applicable Vintage Fund's shareholders; and (ii) the receipt by the Vintage Fund and the Federated Fund of a tax opinion to the effect that the Reorganization will be tax-free to the Vintage Fund and its shareholders, and the Federated Fund. Any Plan may be terminated if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true, or the Board of Directors of the Vintage Funds and Federated Stock and Bond Fund, Inc., and the Board of Trustees of Federated Equity Funds, as the case may be, determines that the Reorganization is not in the best interest of the shareholders of the Vintage Fund or the corresponding Federated Fund, respectively. Costs of Reorganization. The expenses of each Reorganization will be paid by FEMCOPA and/or IMG. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement;
(b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each fund; (f) solicitation costs; and (g) other related administrative or operational costs. Any registration or licensing fee will be borne by the Federated Fund incurring such fee. Any brokerage charges associated with the disposition by a Federated Fund, after the Reorganization, of securities acquired by it from a Vintage Fund, will be borne by the Federated Fund. Description of Federated Fund Shares and Capitalization
Federated Fund Shares to be issued to shareholders of the Vintage Funds under the Plans will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the prospectus of each Federated Fund provided herewith for additional information about Federated Fund Shares.






The following tables show the net assets of each Federated Fund and the corresponding Vintage Fund as of July 31, 2005, and on a pro forma basis as of that date:
FEDERATED CAPITAL APPRECIATION FUND - VINTAGE EQUITY FUND
The following table sets forth the unaudited capitalization of the Vintage Equity Fund's Class S Shares and Class T Shares into Federated Capital Appreciation Fund's Class A Shares as of July 31, 2005:





------------------------ ------------------ ------------------- --------------------- -------------- ---------------------
                                                                                                      Federated Capital
                                                                 Federated Capital                    Appreciation Fund
                          Vintage Equity      Vintage Equity     Appreciation Fund-                    Class A Shares-
                          Fund - Class S      Fund - Class T       Class A Shares                     Pro Forma Combined
                              Shares              Shares                               Adjustment
------------------------ ------------------ ------------------- --------------------- -------------- ---------------------
------------------------ ------------------ ------------------- --------------------- -------------- ---------------------

------------------------ ------------------ ------------------- --------------------- -------------- ---------------------
------------------------ ------------------ ------------------- --------------------- -------------- ---------------------
Net Assets                  $73,142,287        $30,900,292         $2,452,405,488                       $2,556,448,067
------------------------ ------------------ ------------------- --------------------- -------------- ---------------------
------------------------ ------------------ ------------------- --------------------- -------------- ---------------------
Net Asset Value Per
Share                         $14.85              $15.12               $25.66                               $25.66
------------------------ ------------------ ------------------- --------------------- -------------- ---------------------
------------------------ ------------------ ------------------- --------------------- -------------- ---------------------
Shares Outstanding           4,925,159          2,043,634            95,572,669        (2,914,133)        99,627,329
------------------------ ------------------ ------------------- --------------------- -------------- ---------------------

FEDERATED CAPITAL APPRECIATION FUND - VINTAGE GROWTH FUND
The following table sets forth the unaudited capitalization of the Vintage Growth Fund into Federated
Capital Appreciation Fund's Class A Shares as of July 31, 2005:

---------------------------- ----------------------- --------------------- ----------------- ----------------------
                                                                                               Federated Capital
                                                      Federated Capital                        Appreciation Fund
                              Vintage Growth Fund     Appreciation Fund-                        Class A Shares-
                                                        Class A Shares        Adjustment      Pro Forma Combined
---------------------------- ----------------------- --------------------- ----------------- ----------------------
---------------------------- ----------------------- --------------------- ----------------- ----------------------

---------------------------- ----------------------- --------------------- ----------------- ----------------------
---------------------------- ----------------------- --------------------- ----------------- ----------------------
Net Assets                        $30,634,411           $2,452,405,488                          $2,483,039,899
---------------------------- ----------------------- --------------------- ----------------- ----------------------
---------------------------- ----------------------- --------------------- ----------------- ----------------------
Net Asset Value Per Share
                                     $9.34                  $25.66                                  $25.66
---------------------------- ----------------------- --------------------- ----------------- ----------------------
---------------------------- ----------------------- --------------------- ----------------- ----------------------
Shares Outstanding                 3,281,596              95,572,669         (2,087,737)          96,766,528
---------------------------- ----------------------- --------------------- ----------------- ----------------------

FEDERATED CAPITAL APPRECIATION FUND - VINTAGE EQUITY FUND AND VINTAGE GROWTH FUND
The following table sets forth the unaudited capitalization of Vintage Equity Fund's Class S Shares and
Class T Shares and Vintage Growth Fund into Federated Capital Appreciation Fund's Class A Shares as of July
31, 2005:

---------------------- ----------------------------------- ---------------- -------------------- ---------------------------------
                                                                                                              Federated Capital
                         Vintage Equity   Vintage Equity                     Federated Capital                Appreciation Fund
                         Fund - Class S   Fund - Class T                    Appreciation Fund-                 Class A Shares-
                             Shares           Shares       Vintage Growth     Class A Shares                  Pro Forma Combined
                                                                Fund                              Adjustment
---------------------- ----------------------------------- ---------------- -------------------- ------------ --------------------
---------------------- ----------------------------------- ---------------- -------------------- ------------ --------------------

---------------------- ----------------------------------- ---------------- -------------------- ------------- -------------------
---------------------- ----------------------------------- ---------------- -------------------- ------------- -------------------
Net Assets                 $73,142,287     $30,900,292       $30,634,411      $2,452,405,488                    $2,587,082,478
---------------------- ----------------------------------- ---------------- -------------------- -------------- ------------------
---------------------- ----------------------------------- ---------------- -------------------- --------------- -----------------
Net Asset Value Per
Share                        $14.85           $15.12            $9.34             $25.66                            $25.66
---------------------- ----------------------------------- ---------------- -------------------- --------------- -----------------
---------------------- ----------------------------------- ---------------- -------------------- --------------- -----------------
Shares Outstanding          4,925,159       2,043,634         3,281,596         95,572,669        (5,001,870)    100,821,188
---------------------- ----------------------------------- ---------------- -------------------- ---------------- ----------------


FEDERATED STOCK AND BOND FUND, INC. - VINTAGE BALANCED FUND

The following table sets forth the unaudited capitalization of Vintage Balanced Fund into Federated Stock and Bond Fund, Inc.'s Class A Shares as of July 31, 2005:

---------------------------------------------------- ------------------------- -------------------- -------------------------
                                                       Federated Stock and                            Federated Stock and
                                                      Bond Fund, Inc.- Class                        Bond Fund, Inc. Class A
                           Vintage Balanced Fund             A Shares                                       Shares-
                                                                                   Adjustment          Pro Forma Combined
---------------------------------------------------- ------------------------- -------------------- -------------------------
---------------------------------------------------- ------------------------- -------------------- -------------------------

---------------------------------------------------- ------------------------- -------------------- -------------------------
---------------------------------------------------- ------------------------- -------------------- -------------------------
Net Assets                      $21,603,847                $231,963,530                                   $253,567,377
---------------------------------------------------- ------------------------- -------------------- -------------------------
---------------------------------------------------- ------------------------- -------------------- -------------------------
Net Asset Value Per Share
                                   $11.94                     $18.98                                         $18.98
---------------------------------------------------- ------------------------- -------------------- -------------------------
---------------------------------------------------- ------------------------- -------------------- -------------------------
Shares Outstanding               1,809,840                  12,219,453              (671,597)              13,357,696
---------------------------------------------------- ------------------------- -------------------- -------------------------







Federal Income Tax Consequences
As a condition to each Reorganization, the Federated Fund and the corresponding Vintage Fund will receive an opinion of counsel, to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes:
the Reorganization as set forth in the Plan will constitute a "reorganization" under section 368(a)(1) of the Code, and the Federated Fund and the corresponding Vintage Fund each will be a "party to a reorganization" within the meaning of section 368(b) of the Code; no gain or loss will be recognized by a Federated Fund upon its receipt of the corresponding Vintage Fund's assets solely in exchange for the Federated Fund Shares;
no gain or loss will be recognized by the Vintage Fund upon transfer of its assets to the corresponding Federated Fund solely in exchange for the Federated Fund Shares or upon the distribution of the Federated Fund Shares to the Vintage Fund's shareholders in exchange for their Vintage Fund shares;
no gain or loss will be recognized by shareholders of the Vintage Fund upon exchange of their Vintage Fund Shares for the corresponding Federated Fund Shares; the tax basis of the assets of the Vintage Fund acquired by the Federated Fund will be the same as the tax basis of such assets to the Vintage Fund immediately prior to the Reorganization;
the aggregate tax basis of the Federated Fund Shares received by each shareholder of the corresponding Vintage Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Vintage Fund held by such shareholder immediately prior to the Reorganization; the holding period of the Vintage Fund's assets in the hands of the corresponding Federated Fund will include the period during which those assets were held by the Vintage Fund; and the holding period of the Federated Fund Shares received by each shareholder of the corresponding Vintage Fund pursuant to the Plan will include the period during which the shares of the Vintage Fund exchanged therefore were held by such shareholder, provided the shares of the Vintage Fund were held as capital assets on the date of the Reorganization.
The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganizations on the Federated Funds, the Vintage Funds or the Vintage Funds' shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.
Shareholders of the Vintage Funds should consult their tax advisors regarding the effect, if any, of the Reorganizations in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganizations.
Before the Reorganizations, each of the Vintage Funds expects to distribute ordinary income and realized capital gains, if any, to shareholders.

The following funds had unutilized capital loss carryovers as of the end of each fund's fiscal year end. The final amount of unutilized capital loss carryovers for each fund is subject to change and will not be determined until the time of the reorganization.





----------------------------------------- ------------------- ------------------------------- -----------------------
         Fund (Fiscal Year End)               Unutilized          Fund (Fiscal Year End)        Unutilized Capital
                                             Capital Loss                                        Loss Carryovers
                                              Carryovers
----------------------------------------- ------------------- ------------------------------- -----------------------
----------------------------------------- ------------------- ------------------------------- -----------------------
  Federated Capital Appreciation Fund        $33,528,587           Vintage Equity Fund                  $0
           (October 31, 2004)                                        (March 31, 2005)
----------------------------------------- ------------------- ------------------------------- -----------------------
----------------------------------------- ------------------- ------------------------------- -----------------------
                                                                   Vintage Growth Fund             $40,220,268
                                                                     (March 31, 2005)
----------------------------------------- ------------------- ------------------------------- -----------------------
----------------------------------------- ------------------- ------------------------------- -----------------------

----------------------------------------- ------------------- ------------------------------- -----------------------
----------------------------------------- ------------------- ------------------------------- -----------------------
  Federated Stock and Bond Fund, Inc.         $5,184,479          Vintage Balanced Fund             $7,604,416
          (November 30, 2004)                                        (March 31, 2005)
----------------------------------------- ------------------- ------------------------------- -----------------------

The same funds had the following tax basis appreciation or (depreciation) as of each fund's fiscal year end.


----------------------------------------- ------------------- ------------------------------ ------------------------
         Fund (Fiscal Year End)               Tax Basis          Fund (Fiscal Year End)      Tax Basis Appreciation
                                           Appreciation or                                      or (Depreciation)
                                            (Depreciation)
----------------------------------------- ------------------- ------------------------------ ------------------------
----------------------------------------- ------------------- ------------------------------ ------------------------
  Federated Capital Appreciation Fund        $272,912,794          Vintage Equity Fund             $25,161,201
           (October 31, 2004)                                       (March 31, 2005)
----------------------------------------- ------------------- ------------------------------ ------------------------
----------------------------------------- ------------------- ------------------------------ ------------------------
                                                                   Vintage Growth Fund             $1,009,201
                                                                    (March 31, 2005)
----------------------------------------- ------------------- ------------------------------ ------------------------
----------------------------------------- ------------------- ------------------------------ ------------------------

----------------------------------------- ------------------- ------------------------------ ------------------------
----------------------------------------- ------------------- ------------------------------ ------------------------
  Federated Stock and Bond Fund, Inc.        $32,001,009          Vintage Balanced Fund            $2,309,684
          (November 30, 2004)                                       (March 31, 2005)
----------------------------------------- ------------------- ------------------------------ ------------------------




After and as a result of the Reorganizations, it is anticipated that the ability of the accounting survivors to use the Vintage Funds' capital loss carryovers and to deduct losses recognized on the sale of assets of the Vintage Funds to the extent that the losses were "built-in losses" as of the time of the reorganization, will be significantly limited under Section 382 of the Code.

The Reorganizations will not require any of the Vintage Funds to dispose of a material portion of their portfolio securities prior to the Reorganizations due to non-conformance of those securities with the investment objectives, policies or limitations of the corresponding Federated Fund, nor will the Reorganizations require any of the Federated Funds to sell acquired portfolio securities, other than in the ordinary course of business, in order to rebalance their portfolios to comply with the prospectus limitations of the Vintage Funds.
Agreement Among AMCORE/IMG and Federated Investors, Inc.
         AMCORE/IMG and Federated have entered into a definitive agreement (the "Agreement") regarding the sale by AMCORE/IMG to Federated of certain assets relating to IMG's business of providing investment advisory and investment management services to the Vintage Funds and IMG's cooperation in the reorganization of the Vintage Funds and related matters. Pursuant to the Agreement, IMG will receive from Federated a lump sum payment on the closing date of the Reorganization based primarily upon the net assets of the Vintage Funds. Consummation of the agreement is conditioned upon, among other things, shareholders of the Vintage Funds approving the Reorganization.
         Also in connection with the Reorganization, it is expected that AMCORE/IMG or one of AMCORE's subsidiaries will enter into an agreement with subsidiaries of Federated pursuant to which IMG or one of its subsidiaries would be entitled to receive servicing and/or account administration fees on shareholder accounts in certain Federated mutual funds for which IMG or one of its subsidiaries provides services. For more information with respect to applicable arrangements for the payment of servicing and/or account administration fees, see "Comparative Fee Tables" and "Advisory and Other Fees" herein.
Reasons for the Reorganizations
In the opinion of IMG the long-term viability of the Vintage Funds is questionable, particularly in light of the relatively low level of assets in the Vintage Funds and the decline in such assets in the recent past, as well as the increased costs associated with the need to comply with certain regulations recently promulgated by the SEC. IMG believes that each Vintage Fund and its respective Federated Fund have similar investment objectives, and the combination of Federated Capital Appreciation Fund with the Vintage Equity Fund and Vintage Growth Fund and Federated Stock and Bond Fund, Inc. with the Vintage Balanced Fund would provide each Vintage Fund's shareholders with the benefit of higher fund asset levels and lower fund expenses. Accordingly, IMG has over the past several months actively pursued alternatives which would allow shareholders to continue their original investment objectives through a tax-free combination of their Vintage Fund's portfolio with a comparable portfolio of another fund group(s). After extensive discussions between representatives of IMG and Federated, IMG determined to recommend to the Board of the Vintage Funds and the Board of each Federated Fund to consider and approve the Reorganization as being in the best interest of shareholders.

The Vintage Funds' Board met on May 20 and June 20, 2005 to receive information concerning the Vintage Funds, to review this information and to consider the terms of the proposed Reorganizations. After consultation with legal counsel, the Board, including the Directors who are not "interested persons" (within the meaning of the 1940 Act), unanimously approved the Plans and recommended their approval to the shareholders of the Vintage Funds. In approving the Reorganizations, the Board determined that participation in the Reorganizations is in the best interests of the Vintage Funds. In approving the Plans, the Board considered a number of factors, including the following:

the terms and conditions of the Plans;
the compatibility of the funds' objectives, limitations, and policies; the long term performance history of the Vintage Funds and the Federated Funds; historic expense ratios of the Vintage Funds and the Federated Funds on a comparative basis and projected pro forma estimated expense ratios for the Federated Funds; possible economies of scale to be gained from the Reorganization;
the fact that the Reorganization is expected to be free from federal taxes;
the agreement by FEMCOPA and/or IMG, or their respective affiliates, to bear the expenses of the Reorganizations incurred by the Vintage Funds; and the fact that IMG and Federated have entered into the Fund Purchase Agreement.
         The Board of Directors of Federated Stock and Bond Fund, Inc. and the Board of Trustees of Federated Capital Appreciation Fund have reviewed and considered the terms of the proposed Reorganizations. The Board of Directors and Board of Trustees, including the Directors and Trustees who are not "interested persons" (within the meaning of the 1940 Act), unanimously approved the Plans.

BASED ON THIS INFORMATION, THE BOARD RECOMMENDS THAT THE SHAREHOLDERS OF EACH VINTAGE FUND APPROVE THE REORGANIZATION.

Comparative Information on Shareholder Rights and Obligations
GENERAL. Federated Capital Appreciation Fund and the Vintage Funds are open-end, diversified series of management investment companies registered under the 1940 Act, which continuously offer to sell shares. Federated Stock and Bond Fund, Inc. is an open-end diversified management investment company registered under the 1940 Act, which continuously offers to sell shares at their current NAV. Federated Capital Appreciation Fund is a series of a business trust pursuant to a Declaration of Trust under the laws of the Commonwealth of Massachusetts. Federated Stock and Bond Fund, Inc. and the Vintage Funds are organized as a Maryland corporation pursuant to its Articles of Incorporation under the laws of the State of Maryland. Each of the Federated Funds and the Vintage Funds is governed by its respective Declaration of Trust/Articles of Incorporation, Bylaws and Board of Trustees/Directors, in addition to applicable state and federal law. The rights of shareholders of the Federated Funds and shareholders of the Vintage Funds are set forth in the applicable Declaration of Trust/Articles of Incorporation and Bylaws. Set forth below is a brief summary of the significant rights of shareholders of the Federated Funds and shareholders of the Vintage Funds. SHARES OF THE FEDERATED FUNDS AND THE VINTAGE FUNDS. Federated Capital Appreciation Fund is authorized to issue an unlimited number of shares of beneficial interest, which have no par value. The Board of Federated Equity Funds has established four classes of shares of Federated Capital Appreciation Fund, known as Class A Shares, Class B Shares, Class C Shares and Class K Shares. The Board of Federated Stock and Bond Fund, Inc. has established four classes of shares, known as Class A Shares, Class B Shares, Class C Shares and Class K Shares. Federated Stock and Bond Fund, Inc. is authorized to issue 2,000,000,000 shares of common stock (750,000,000-Class A Shares; 500,000,000-Class B Shares; 500,000,000-Class C Shares; and 250,000-Class K Shares), par value $.001 per share, with an aggregate par value of $2,000,000. The Board of the Vintage Mutual Funds, Inc. has established two classes of shares of the Vintage Equity Fund, known as Class S Shares and Class T Shares. The Vintage Mutual Funds, Inc are authorized to issue 100,000,000,000 shares of capital stock, par value of $.0001, with an aggregate par value of $100,000,000. Of the 100,000,000,000 authorized shares, 1,600,000,000 have been designated to the Vintage Equity Fund (800,000,000 for Class S Shares and 800,000,000 for Class T Shares), 1,600,000,000 have been designated to the Vintage Growth Fund and 1,600,000,000 have been designated to the Vintage Balanced Fund. The remaining shares of capital stock have been designated to other portfolios of the Vintage Mutual Funds, Inc. Issued and outstanding shares of both of the Federated Funds and the Vintage Funds are fully paid and non-assessable, and freely transferable.
VOTING RIGHTS. Neither the Federated Funds nor the Vintage Funds are required to hold annual meetings of shareholders, except as required under the 1940 Act or by state law. Shareholder approval is generally necessary only for certain changes in operations or the election of trustees under certain circumstances. Each of the Federated Funds and the Vintage Funds provides that a special meeting of shareholders may be called for any permissible purpose upon the written request of the holders of at least 10% of the Federated Funds and at least 25% of the Vintage Funds of the outstanding shares of the series or class of the Federated Funds or the Vintage Funds, as the case may be, entitled to vote. Each share of each Federated Fund and each Vintage Fund gives the shareholder one vote in trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio or class in each of the Federated Funds and the Vintage Funds have equal voting rights with other portfolios or classes within the business trust or corporation of which they are a series, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote.
         TRUSTEES/DIRECTORS. The Declaration of Trust for Federated Equity Funds provides that the term of office of each Trustee shall be for the lifetime of Federated Equity Funds or the earlier of his or her death, resignation, retirement, removal or mental or physical incapacity. The Bylaws for Federated Stock and Bond Fund, Inc. and Vintage Funds provide that each Director shall hold office until the annual meeting next after the Director becomes a Director and until the election and qualifications of his successor. A Director of the Vintage Funds is limited to 12 consecutive terms. A Trustee of Federated Equity Funds may be removed by: (i) written instrument signed by at least two-thirds of the Trustees, (ii) a majority vote of the Trustees if the Trustee has become mentally or physically incapacitated or (iii) a vote of two-thirds of the outstanding shares at any special meeting of shareholders. A Director of Federated Stock and Bond Fund, Inc. may be removed at any meeting of shareholders by a vote of a majority of all shares entitled to vote. A vacancy on the Board of any Federated Fund and the Vintage Funds may be filled by the Trustees/Directors remaining in office. A meeting of shareholders of the Federated Funds and the Vintage Funds will be required for the purpose of electing additional Trustees/Directors whenever fewer than a majority of the Trustees/Directors then in office were elected by shareholders.


LIABILITY OF TRUSTEES/DIRECTORS AND OFFICERS. Under the Declaration of Trust of Federated Equity Funds (Federated Capital Appreciation Fund is a portfolio of Federated Equity Funds), a Trustee or officer will be personally liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Bylaws for Federated Equity Funds further provide that Trustees and officers will be indemnified by Federated Equity Funds, as the case may be, to the fullest extent permitted by law against liability and against all expenses of litigation unless the person's conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of the person's duties.
         The Articles of Incorporation for Federated Stock and Bond Fund, Inc. provide that Directors and officers will be indemnified by Federated Stock and Bond Fund, Inc. to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, Federated Stock and Bond Fund, Inc. at the request of Federated Stock and Bond Fund, Inc. and against amounts paid or incurred by him in the settlement thereof, provided that no indemnification shall be provided to a Director or officer against any liability to Federated Stock and Bond Fund, Inc. or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Bylaws for Federated Stock and Bond Fund, Inc. state that Federated Stock and Bond Fund, Inc. shall indemnify its Directors to the fullest extent that indemnification of Directors is permitted by the Maryland General Corporation Law. Federated Stock and Bond Fund, Inc. shall indemnify its Officers to the same extent as its Directors and to such further extent as is consistent with law. The Bylaws of Federated Stock and Bond Fund, Inc. further state that it will not protect any Director or Officer against any liability to Federated Stock and Bond Fund, Inc. or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
         The Articles of Incorporation of the Vintage Funds state that Vintage Mutual Funds, Inc. shall indemnify to the fullest extent permitted by law (including the Maryland General Corporate Law and the Investment Company Act) any person made or threatened to be made a party to any action, suit or proceeding, whether criminal, civil, administrative or investigative, by reason of the fact that such person is or was a Director or Officer of the Vintage Mutual Funds, Inc. To the fullest extent permitted by law (including the Maryland General Corporate Law and the Investment Company Act), expenses incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by Vintage Mutual Funds, Inc. promptly upon receipt by it of an undertaking of such person to repay such expenses if it shall ultimately be determined that such person is not entitled to be indemnified by Vintage Mutual Funds, Inc.
SHAREHOLDER LIABILITY. Federated Capital Appreciation Fund is organized as a portfolio of a Massachusetts business trust. Under certain circumstances, shareholders of Federated Capital Appreciation Fund may be held personally liable as partners under Massachusetts law for obligations of Federated Capital Appreciation Fund. To protect its shareholders, Federated Capital Appreciation Fund has filed legal documents with the Commonwealth of Massachusetts that expressly disclaim the liability of its shareholders for such acts or obligations of Federated Capital Appreciation Fund. These documents require that notice of this disclaimer be given in each agreement, obligation or instrument that Federated Capital Appreciation Fund or its Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for Federated Capital Appreciation Fund's obligations Federated Capital Appreciation Fund is required to use its property to protect or compensate the shareholder. On request, Federated Capital Appreciation Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation on Federated Capital Appreciation Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if Federated Capital Appreciation Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them from assets of Federated Capital Appreciation Fund.
The above discussion of potential shareholder liability does not apply to Federated Stock and Bond Fund, Inc. and the Vintage Funds since they are organized as Maryland corporations.

TERMINATION. In the event of the termination of any Federated Fund or any portfolio or class of such Federated Fund or of the termination of the Vintage Funds or any portfolio or class of the Vintage Funds, the shareholders of the respective portfolio or class are entitled to receive, when and as declared by its Trustees/Directors, the excess of the assets belonging to the respective portfolio or class over the liabilities belonging to the respective portfolio or class. In either case, the assets belonging to the portfolio or class will be distributed among the shareholders in proportion to the number of shares of the respective portfolio or class held by them.

INFORMATION ABOUT THE FEDERATED FUNDS AND THE VINTAGE FUNDS
Federated Funds

Federated Equity Funds on behalf of Federated Capital Appreciation Fund; and Federated Stock and Bond Fund, Inc. are subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, and other information filed by such Federated Fund can be obtained by calling or writing the fund and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1024, 450 Fifth Street, N.W., Washington DC 20549. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the EDGAR database on the SEC's website (www.sec.gov).

This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by each Federated Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the applicable Federated Fund and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the SEC.

Vintage Funds
Each Vintage Fund is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files reports and other information with the SEC. Reports, the proxy and information statements, and other information filed by the Vintage Funds can be obtained by calling or writing the Vintage Funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC at the addresses listed in the previous section, or obtained electronically from the SEC's website (www.sec.gov).

ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING

Proxies are being solicited by the Board of the Vintage Funds. The proxies will be voted at the special meeting of shareholders of the Vintage Funds to be held on September 15, 2005 at 1415 28th Street, West Des Moines, Iowa, at 10:00 a.m. (Central Time) (such special meeting and any adjournment or postponement thereof are referred to as the "Special Meeting").

The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by FEMCOPA and/or IMG. In addition to solicitations through the mail, proxies may be solicited by officers, employees, and agents of FEMCOPA, or, if necessary, a communications firm retained for this purpose. Such solicitations may be by telephone, telegraph, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder's instructions, and confirming to the shareholder after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. FEMCOPA and/or IMG may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

The purpose of the Special Meeting is set forth in the accompanying Notice. The Directors know of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about August 11, 2005 to shareholders of record at the close of business on August 3, 2005 (the "Record Date").
Annual and semi-annual reports of Federated Capital Appreciation Fund, which includes audited financial statements for the fiscal year ended October 31, 2004 and unaudited financial statements for the period ended April 30, 2005, respectively; annual and semi-annual reports of Federated Stock and Bond Fund, Inc., which includes audited financial statements for the fiscal year ended November 30, 2004 and unaudited financial statements for the period ended May 31, 2005, respectively; and the annual reports of the Vintage Funds, which includes audited financial statements for the fiscal year ended March 31, 2005, were previously mailed to shareholders. The Federated Funds or the Vintage Funds, as the case may be, will promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of the annual reports and/or the semi-annual reports for the Federated Funds and the Vintage Funds. Requests for annual reports or semi-annual reports for the Federated Funds and the Vintage Funds may be made by writing to the Federated Funds' or the Vintage Funds' principal executive offices or by calling the Federated Funds or the Vintage Funds. The principal executive office of the Federated Funds is located at 5800 Corporate Drive, Pittsburgh, PA 15237-7000. The principal executive office of the Vintage Fund is 1415 28th Street, West Des Moines, IA, 50266 . The Federated Funds' toll-free telephone number is 1-800-341-7400, and the Vintage Funds' toll-free telephone number is 1-800-438-6375.

Proxies, Quorum and Voting at the Special Meeting
Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each share of the Vintage Funds is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote. The votes of shareholders of the Federated Funds are not being solicited since their approval is not required in order to effect each Reorganization. Any person giving a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Vintage Funds. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the proxy, the persons named as proxies will vote the shares represented thereby in favor of the matter set forth in the attached Notice. Each Vintage Fund will vote separately on the approval of each Plan. In order to hold the Special Meeting with respect to a Vintage Fund, a "quorum" of shareholders of that fund must be present. Holders of greater than fifty percent (50%) of the total number of outstanding shares of the applicable Vintage Fund, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposal relating to that fund.
Shareholder approval with respect to a Vintage Fund requires the affirmative vote of more than 50% of the outstanding shares of such Vintage Fund. In the event that shareholders of one Vintage Fund do not approve the Plan, Reorganizations will proceed with respect to the Vintage Funds that have approved the Plan, subject to the other conditions contained in the Plan having been met. For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of each proposal. If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Proxy Statement and Prospectus prior to any such adjournment if sufficient votes have been received for approval.

Share Ownership of the Funds
Officers and Directors of the Vintage Mutual Funds own less than 1% of the Vintage Equity Fund's outstanding shares. At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding Class S Shares of the Vintage Equity Fund:
Barb Co., Rockford, IL, owned approximately 2,061,650 shares (41.99%).
At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding Class T Shares of the Vintage Equity Fund: Sweback & Company, Rockford, IL, owned approximately 1,882,033 shares (92.39% and Firwood, Rockford, IL, owned approximately 154,947 shares (7.61%).

Officers and Directors of the Vintage Mutual Funds own less than 1% of Vintage Growth Fund's outstanding shares. At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding shares of Vintage Growth Fund:
Swebak & Company, Rockford, IL, owned approximately 1,427,022 shares (43.9%) and Barb Co., Rockford, IL, owned approximately 942,095 shares (28.71%).

Officers and Trustees of Federated Equity Funds own less than 1% of Federated Capital Appreciation Fund's outstanding shares. At the close of business on the Record Date, the following person owned, to the knowledge of management, more than 5% of the outstanding Class A Shares of Federated Capital Appreciation
Fund:

Edward Jones and Co., Maryland Heights, MO, owned approximately 11,825,587 shares (12.45%).

Officers and Directors of the Vintage Mutual Funds own less than 1% of the Vintage Balanced Fund's outstanding shares. At the close of business on the Record Date, the following person owned, to the knowledge of management, more than 5% of the outstanding shares of the Vintage Balanced Fund:
Barb Co., Rockford, IL, owned approximately 942,486 shares (52.14%) and National Financial Services LLC, Carlstadt, NJ, owned approximately 99,048 shares (5.48%).

Officers and Directors of Federated Stock and Bond Fund, Inc. own less than 1% of outstanding shares. At the close of business on the Record Date, the following person owned, to the knowledge of management, more than 5% of the outstanding Class A Shares of Federated Stock and Bond Fund, Inc.: Edward Jones and Co., Maryland Heights, MO, owned approximately 3,644,722 shares (34.33%). Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Edward Jones and Co. is organized in the state of Missouri and is a subsidiary of Jones Financial Companies LLLP; organized in the state of Missouri. National Financial Services LLC is organized in the state of Massachusetts and is a subsidiary of Fidelity Brokerage Services LLC.; organized in the state of Massachusetts.






OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

The Vintage Mutual Funds are not required, and do not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a Prospectus/Proxy Statement for the next meeting of shareholders should send their written proposals to the Vintage Mutual Funds, Inc., 1415 28th Street, West Des Moines, Iowa 50266, so that they are received within a reasonable time before any such meeting.

No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the Vintage Mutual Funds, Inc.
SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.

By Order of the Board of Directors,

/s/ Amy Mitchell
Amy Mitchell
Secretary
August 10, 2005












Annex A
SUMMARY OF INVESTMENT LIMITATIONS
The following chart contains a summary of the fundamental and non-fundamental investment limitations of the Fund and the Portfolio. A policy that is fundamental may not be changed without shareholder approval.

INVESTMENT LIMITATIONS
------------------------------------------------------------- ----------------------------------------------------
FEDERATED CAPITAL APPRECIATION FUND                               VINTAGE FUNDS
FEDERATED STOCK AND BOND FUND, INC.
------------------------------------------------------------- ----------------------------------------------------
------------------------------------------------------------- ----------------------------------------------------
Diversification (fundamental)                                     Diversification (fundamental)
With respect to securities comprising 75% of the value            The Vintage Funds will not purchase
of its total assets, the fund will not purchase                   securities of any one issuer, other than
securities of any one issuer (other than cash; cash               obligations issued or guaranteed by the
items; securities issued or guaranteed by the                     U.S. Government or its agencies or
government of the United States or its agencies or                instrumentalities, if, immediately after
instrumentalities and repurchase agreements                       such purchase, with respect to 75% of its
collateralized by such U.S. government securities; and            portfolio, more than 5% of the value of
securities of other investment companies) if, as a                the total assets of the fund would be
result, more than 5% of the value of its total assets             invested in such issuer, or the fund
would be invested in the securities of that issuer, or            would hold more than 10% of any class of
the fund would own more than 10% of the outstanding               securities of the issuer or more than 10%
voting securities of that issuer.                                 of the outstanding voting securities of
                                                                  the issuer.
------------------------------------------------------------- ----------------------------------------------------
------------------------------------------------------------- ----------------------------------------------------
Borrowing Money and Issuing Senior Securities                     Borrowing Money and Issuing Senior
(fundamental)                                                     Securities (fundamental)
FEDERATED CAPITAL APPRECIATION FUND                               The Vintage Funds may not borrow money or
The fund may borrow money, directly or indirectly, and            issue senior securities, except that the
issue senior securities to the maximum extent                     fund may borrow from banks or enter into
permitted under the Investment Company Act of 1940                reverse repurchase agreements for
(1940 Act).                                                       temporary purposes in amounts up to 10%
FEDERATED STOCK AND BOND FUND, INC.                               of the value of its total assets at the
The fund will not issue senior securities, except as              time of such borrowing; The Vintage Funds
permitted by its investment objectives and policies,              will not purchase securities with
and except that the fund may enter into reverse                   borrowings (including reverse repurchase
repurchase agreements and otherwise borrow up to                  agreements) in excess of 5% of its total
one-third of the value of its net assets including the            assets are outstanding
amount borrowed, as a temporary, extraordinary or
emergency measure or to facilitate management of the
portfolio by enabling the fund to meet redemption
requests when the liquidation of portfolio instruments
would be inconvenient or disadvantageous.  This
practice is not for investment leverage.
------------------------------------------------------------- ----------------------------------------------------
------------------------------------------------------------- ----------------------------------------------------
Investing in Real Estate (fundamental)                            Investing in Real Estate (fundamental)
The fund may not purchase or sell real estate,                    The Vintage Funds may not purchase or
provided that this restriction does not prevent the               sell real estate (although investments by
fund from investing in issuers which invest, deal, or             the Vintage Equity Fund in marketable
otherwise engage in transactions in real estate or                securities of companies engaged in such
interests therein, or investing in securities that are            activities are not prohibited by this
secured by real estate or interests therein. The fund             restriction)
may exercise its rights under agreements relating to
such securities, including the right to enforce
security interests and to hold real estate acquired by
reason of such enforcement until that real estate can
be liquidated in an orderly manner.
------------------------------------------------------------- ----------------------------------------------------
------------------------------------------------------------- ----------------------------------------------------
Underwriting (fundamental)                                        Underwriting (fundamental)
FEDERATED CAPITAL APPRECIATION FUND                               The Vintage Funds may not underwrite
The fund may not underwrite the securities of other               securities issued by other persons,
issuers, except that the fund may engage in                       except to the extent that a Vintage Fund
transactions involving the acquisition, disposition or            may be deemed to be an underwriter under
resale of its portfolio securities, under                         certain securities laws in the
circumstances where it may be considered to be an                 disposition of "restricted securities"
underwriter under the Securities Act of 1933.
FEDERATED STOCK AND BOND FUND, INC.
The fund will not engage in underwriting or agency
distribution of securities issued by others.
------------------------------------------------------------- ----------------------------------------------------
------------------------------------------------------------- ----------------------------------------------------
Lending (fundamental)                                             Lending (fundamental)
FEDERATED CAPITAL APPRECIATION FUND                               The Vintage Funds will not make loans,
The fund may not make loans, provided that this                   except that the Vintage Funds may
restriction does not prevent the fund from purchasing             purchase or hold debt securities, lend
debt obligations, entering into repurchase agreements,            portfolio securities in accordance with
lending its assets to broker/dealers or institutional             its investment objective and policies,
investors and investing in loans, including                       and may enter into repurchase agreements
assignments and participation interests.
FEDERATED STOCK AND BOND FUND, INC. The fund will not lend any assets except portfolio securities. The purchase of corporate or government bonds, debentures, notes or other evidences of indebtedness shall not be considered a loan for purposes of this limitation.
------------------------------------------------------------- ----------------------------------------------------
------------------------------------------------------------- ----------------------------------------------------
Commodities (fundamental) Commodities (fundamental) FEDERATED CAPITAL
APPRECIATION FUND The Vintage Funds may not purchase or The fund may not purchase or sell physical sell commodities or commodities commodities, provided that the fund may purchase contracts, except to the extent disclosed securities of companies that deal in commodities. in the current prospectus of the funds
FEDERATED STOCK AND BOND FUND, INC.
The fund will not invest in commodities, commodity contracts, or real estate, provided, that the fund may acquire securities of real estate investment trusts, and marketable securities of companies which may represent indirect interests in real estate, and any investment security which derives its value from real estate.
------------------------------------------------------------- ----------------------------------------------------
------------------------------------------------------------- ----------------------------------------------------
Concentration (fundamental)                                       Concentration of Investments (fundamental)
The fund will not make investments that will result in            The Vintage Funds will not purchase any
the concentration of its investments in the securities            securities which would cause more than
of issuers primarily engaged in the same industry.                25% of the value of the Vintage Fund's
Government securities, municipal securities and bank              total assets at the time of purchase to
instruments will not be deemed to constitute an                   be invested in securities of one or more
industry.                                                         issuers conducting their principal
                                                                  business
                                                                  activities in
                                                                  the same
                                                                  industry,
                                                                  provided that
                                                                  (a) there is
                                                                  no limitation
                                                                  with respect
                                                                  to obligations
                                                                  issued or
                                                                  guaranteed by
                                                                  the U.S.
                                                                  Government or
                                                                  its agencies
                                                                  or
                                                                  instrumentalities
                                                                  and repurchase
                                                                  agreements
                                                                  secured by
                                                                  obligations of
                                                                  the U.S.
                                                                  Government or
                                                                  its agencies
                                                                  or
                                                                  instrumentalities;
                                                                  (b)
                                                                  wholly-owned
                                                                  finance
                                                                  companies will
                                                                  be considered
                                                                  to be in the
                                                                  industries of
                                                                  their parents
                                                                  if their
                                                                  activities are
                                                                  primarily
                                                                  related to
                                                                  financing the
                                                                  activities of
                                                                  their parents;
                                                                  and (c)
                                                                  utilities will
                                                                  be divided
                                                                  according to
                                                                  their
                                                                  services. For
                                                                  example, gas,
                                                                  gas
                                                                  transmission,
                                                                  electric and
                                                                  gas, electric,
                                                                  and telephone
                                                                  will each be
                                                                  considered a
                                                                  separate
                                                                  industry
------------------------------------------------------------- ----------------------------------------------------
------------------------------------------------------------- ----------------------------------------------------
Illiquid Securities (non-fundamental)                             Illiquid Securities (non-fundamental)
The fund will not purchase securities for which there             The Vintage Funds may not enter into
is no readily available market, or enter into                     repurchase agreements with maturities in
repurchase agreements or purchase time deposits that              excess of seven days if such investments,
the fund cannot dispose of within seven days, if                  together with other instruments in that
immediately after and as a result, the value of such              fund that are not readily marketable or
securities would exceed, in the aggregate, 15% of the             are otherwise illiquid, exceed 10 percent
fund's net assets.                                                of that fund's net assets.
------------------------------------------------------------- ----------------------------------------------------
------------------------------------------------------------- ----------------------------------------------------
Purchases on Margin (non-fundamental)                             Purchases on Margin (non-fundamental)
FEDERATED CAPITAL APPRECIATION FUND                               The Vintage Funds may not purchase
The fund will not purchase securities on margin,                  securities on margin, except for use of
provided that the fund may obtain short-term credits              short-term credit necessary for clearance
necessary for the clearance of purchases and sales of             of purchases of portfolio securities
securities, and further provided that the fund may
make margin deposits in connection with its use of
financial options and futures, forward and spot
currency contracts, swap transactions and other
financial contracts or derivative instruments.

Selling Short and Purchases on Margin (fundamental) FEDERATED STOCK AND BOND
FUND, INC. The fund will not sell any securities short or purchase any securities on margin
------------------------------------------------------------- ----------------------------------------------------
------------------------------------------------------------- ----------------------------------------------------
Pledging Assets (non-fundamental)                                 Pledging Assets (fundamental)
FEDERATED CAPITAL APPRECIATION FUND                               The Vintage Funds may not mortgage,
The fund will not mortgage, pledge, or hypothecate any            pledge, or hypothecate any assets, except
assets, provided that this shall not apply to the                 in connection with any such borrowing and
transfer of securities in connection with any                     in amounts not in excess of the lesser of
permissible borrowings or to collateral arrangements              the dollar amounts borrowed or 10% of the
in connection with permissible activities.                        value of the Vintage Fund's total assets
                                                                  at the time of its borrowing.
------------------------------------------------------------- ----------------------------------------------------
------------------------------------------------------------- ----------------------------------------------------
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES             INVESTING IN SECURITIES OF OTHER
(NON-FUNDAMENTAL)                                                 INVESTMENT COMPANIES (NON-FUNDAMENTAL)
FEDERATED CAPITAL APPRECIATION FUND                               The Vintage Funds may not purchase
The fund may invest its assets in securities of other             securities of other investment companies,
investment companies, including the securities of                 except (a) in connection with a merger,
affiliated money market funds, as an efficient means              consolidation, acquisition or
of carrying out its investment policies and managing              reorganization, and (b) a fund may invest
its uninvested cash. These other investment companies             in other investment companies, including
are managed independently of the fund and incur                   other funds for which IMG acts as adviser
additional expenses. Therefore, any such investment by            subject to such restrictions as may be
the fund may be subject to duplicate expenses.                    imposed by the 1940 Act or any state laws.
However, the Adviser believes that the benefits and
efficiencies of this approach should outweigh the
additional expenses.
FEDERATED STOCK AND BOND FUND, INC. The fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. The fund may also invest in mortgage backed, high yield and emerging market securities primarily by investing in another investment company (which is not available for general investment by the public)
that owns those securities and that is advised by an affiliate of the Adviser.
The fund may also invest in such securities directly. These other investment companies are managed independently of the fund and incur additional expenses.
Therefore, any such investment by the fund may be subject to duplicate expenses.
However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.
------------------------------------------------------------- ----------------------------------------------------
------------------------------------------------------------- ----------------------------------------------------
Acquiring Securities (non-fundamental)                            The Vintage Funds have no corresponding
FEDERATED STOCK AND BOND FUND, INC.                               limitation.
The fund will not invest in securities of a company
for the purpose of exercising control or management.
------------------------------------------------------------- ----------------------------------------------------
------------------------------------------------------------- ----------------------------------------------------
The fund has no corresponding limitation.                         (non-fundamental)
                                                                  The Vintage
                                                                  Funds may not
                                                                  purchase
                                                                  participation
                                                                  or direct
                                                                  interests in
                                                                  oil, gas or
                                                                  other mineral
                                                                  exploration or
                                                                  development
                                                                  programs.
------------------------------------------------------------- ----------------------------------------------------
------------------------------------------------------------- ----------------------------------------------------
The fund has no corresponding limitation.                         (non-fundamental)
                                                                  The Vintage
                                                                  Funds may not
                                                                  invest more
                                                                  than 5 percent
                                                                  of total
                                                                  assets in
                                                                  puts, calls,
                                                                  straddles,
                                                                  spreads or any
                                                                  combination
                                                                  thereof.
------------------------------------------------------------- ----------------------------------------------------
------------------------------------------------------------- ----------------------------------------------------
The fund has no corresponding limitation.                         (non-fundamental)
                                                                  The Vintage Funds may not invest more
                                                                  than 10 percent of total assets in
                                                                  securities of issuers which together with
                                                                  any predecessors have a record of less
                                                                  than three years' continuous operation.
------------------------------------------------------------- ----------------------------------------------------







Exhibit A
AGREEMENTS AND PLANS OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FEDERATED EQUITY FUNDS, WITH RESPECT TO FEDERATED CAPITAL APPRECIATION FUND AND THE VINTAGE MUTUAL FUNDS, INC., WITH RESPECT TO THE VINTAGE EQUITY FUND

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 7th day of July, 2005, by and between Federated Equity Funds, a Massachusetts Business Trust, with its principal place of business at 5800 Corporate Drive, Pittsburgh, PA, 15237 (the "Federated Trust"), with respect to its Federated Capital Appreciation Fund (the "Acquiring Fund"), a series of the Federated Trust, and Vintage Mutual Funds, Inc., a Maryland corporation, with its principal place of business at 1415 28th Street, Suite 200, West Des Moines, IA 50266 (the "Corporation"), with respect to its Vintage Equity Fund, a series of the Corporation ("Acquired Fund" and, collectively with the Acquiring Fund, the "Funds").
This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Acquired Fund in exchange for Class A Shares, no par value per share, of the Acquiring Fund ("Acquiring Fund Shares"); and (ii) the distribution of Class A Shares of the Acquiring Fund to the holders of Shares of the Acquired Fund and the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").






































                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 10, 2005


                          Acquisition of the assets of

                              VINTAGE EQUITY FUND,
                       a portfolio of Vintage Mutual Funds

                           1415 28th Street, Suite 200
                            West Des Moines, IA 50266
                          Telephone No: 1-800-438-6875


                    By and in exchange for Class A Shares of

                      FEDERATED CAPITAL APPRECIATION FUND,
                      a portfolio of Federated Equity Funds

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-341-7400





                          Acquisition of the assets of

                              VINTAGE GROWTH FUND,
                       a portfolio of Vintage Mutual Funds

                           1415 28th Street, Suite 200
                            West Des Moines, IA 50266
                          Telephone No: 1-800-438-6875

                    By and in exchange for Class A Shares of

                      FEDERATED CAPITAL APPRECIATION FUND,
                      a portfolio of Federated Equity Funds

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-341-7400


                          Acquisition of the assets of

                             VINTAGE BALANCED FUND,
                       a portfolio of Vintage Mutual Funds

                           1415 28th Street, Suite 200
                            West Des Moines, IA 50266
                          Telephone No: 1-800-438-6875

                    By and in exchange for Class A Shares of

                        FEDERATED STOCK & BOND FUND, INC.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-341-7400


     This Statement of Additional Information, dated August 10, 2005, is not a prospectus. A Combined Prospectus and Proxy Statement, dated August 10, 2005, related to the above-referenced matter may be obtained from Federated Equity Funds, on behalf of Federated Capital Appreciation Fund and Federated Stock & Bond Fund, Inc., at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. This Statement of Additional Information should be read in conjunction with such Combined Prospectus and Proxy Statement.




                                TABLE OF CONTENTS


1. Statement of Additional Information of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, dated December 31, 2004.

2. Statement of Additional Information of Federated Stock & Bond Fund, Inc., dated January 31, 2005.

3. Statement of Additional Information of the Vintage Equity Fund, Vintage Growth Fund and Vintage Balanced Fund, portfolios of Vintage Mutual Funds, Inc., dated July 29, 2005.

5. Audited Financial Statements of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, dated October 31, 2004.

6. Audited Financial Statements of Federated Stock & Bond Fund, Inc., dated November 30, 2004.

7. Audited Financial Statements of the Vintage Equity Fund, Vintage Growth Fund and Vintage Balanced Fund, portfolios of Vintage Mutual Funds, Inc., dated March 31, 2005.

8. Unaudited Financial Statements of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, dated April 30, 2005.

9. Unaudited Financial Statements of Federated Stock & Bond Fund, Inc., dated May 31, 2005.

10. Unaudited Financial Statements of the Vintage Equity Fund, Vintage Growth Fund and Vintage Balanced, a portfolio of Vintage Mutual Funds, Inc., dated September 30, 2004.



                      INFORMATION INCORPORATED BY REFERENCE

     The Statement of Additional Information of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, dated December 31, 2004, is incorporated by reference to Federated Equity Funds' Post-Effective Amendment No. 67 to its Registration Statement on Form N-1A (File No. 2-91090), which was filed with the Securities and Exchange Commission on or about December 30, 2004. A copy may be obtained from the Fund at 1-800-341-7400.

     The Statement of Additional Information of Federated Stock & Bond Fund, Inc., dated January 31, 2005, is incorporated by reference to Federated Stock & Bond Fund, Inc.'s Post-Effective Amendment No. 108 to its Registration Statement on Form N-1A (File No. 2-10415), which was filed with the Securities and Exchange Commission on or about January 31, 2005. A copy may be obtained from the Fund at 1-800-341-7400.

     The Statement of Additional Information of Vintage Equity Fund, Vintage Growth Fund and Vintage Balanced Fund, portfolios of Vintage Mutual Funds, Inc., dated July 29, 2005, is incorporated by reference to Vintage Mutual Fund, Inc.'s Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A (File No. 33-87498), which was filed with the Securities and Exchange Commission on or about July 29, 2004. A copy may be obtained from the Fund at 1-800-438-6875.

     The audited financial statements of Federated Capital Appreciation Fund, dated October 31, 2004, are incorporated by reference to the Annual Report to shareholders of Federated Capital Appreciation Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about December 29, 2004.

     The audited financial statements of Federated Stock & Bond Fund, Inc., dated November 30, 2004, are incorporated by reference to the Annual Report to shareholders of Federated Stock & Bond Fund, Inc., which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about January 28, 2005.

     The audited financial statements of Vintage Equity Fund, Vintage Growth Fund and Vintage Balanced Fund., dated March 31, 2005, are incorporated by reference to the Annual Report to shareholders of Vintage Equity Fund, Vintage Growth Fund and Vintage Balanced Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about May 26, 2005.

         The unaudited financial statements of Federated Capital Appreciation Fund, dated April 30, 2005 are incorporated by reference to the Semi-Annual Report to shareholders of Federated Capital Appreciation Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about June 29, 2005.

         The unaudited financial statements of Federated Stock & Bond Fund, Inc., dated May 31, 2005 are incorporated by reference to the Semi-Annual Report to shareholders of Federated Stock & Bond Fund, Inc., which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about July 28, 2004.

     The unaudited financial Statements of Vintage Equity Fund, Vintage Growth Fund and Vintage Balanced Fund dated, dated September 30, 2004 are incorporated by reference to the Semi-Annual Report to shareholders of Vintage Equity Fund, Vintage Growth Fund and Vintage Balanced Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about December 3, 2004.




                           VINTAGE MUTUAL FUNDS, INC.
                               Vintage Equity Fund
                               Vintage Growth Fund
                              Vintage Balanced Fund



Investment Adviser
Investors Management Group, Ltd.
1415 28th Street
Suite 200
West Des Moines, IA 50266

Distributor
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

Administrator
Investors Management Group, Ltd.
1415 28th Street
Suite 200
West Des Moines, IA 50266






























PART C.  OTHER INFORMATION.

Item 15.  Indemnification:

Indemnification is provided to Trustees and officers of Federated Stock and Bond Fund, Inc. (the "Registrant") pursuant to the Registrant's Articles of Incorporation and Bylaws, except where such indemnification is not permitted by law. However, the Articles of Incorporation and Bylaws do not protect the Directors or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Directors and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers, and controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Directors, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Directors, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the 1940 Act for Directors, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Directors who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Directors or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.  Exhibits

1 Conformed copy of Articles of Amendment to the Articles of Incorporation of the Registrant; (25)
1.1 Conformed copy of Articles Supplementary, to the Articles of Incorporation of the Registrant; (25)
2.       Copies of By-Laws of the Registrant as amended; (14)
2.1      Copy of Amendment #13 to the By-Laws of the Registrant; (19)
2.2      Copy of Amendment #14 to the By-Laws of the Registrant; (19)
2.3      Copy of Amendment #15 to the By-Laws of the Registrant; (19)
2.4      Copy of Amendment #16 to the By-Laws of the Registrant; (22)
2.5      Copy of Amendment #17 to the By-Laws of the Registrant; (24)
2.6      Copy of Amendment #18 to the By-Laws of the Registrant; (25)
3.       Not Applicable
4. Agreement and Plan of Reorganization is included as Exhibit A to the Combined Proxy Statement and Prospectus of the Registration Statement*
5. Copy of Specimen Certificate for Shares of Capital Stock of the Registrant; (15)
5.1      Copy of Specimen Certificate for Shares of Capital Stock
         (Class B Shares) of the Registrant; (16)
5.2      Copy of Specimen Certificate for Shares of Capital Stock
         (Class C Shares) of the Registrant; (16)
6.       Conformed copy of Investment Advisory Contract of the Registrant; (13)
6.1 Conformed Copy of the Amendment to the Investment Advisory Contract of the Registrant; (21)
6.2 Conformed copy of Assignment of Investment Advisory Contract of the Registrant; (24)
6.3      Conformed copy of Sub-Advisory Agreement of the Registrant; (24)
7. Conformed copy of Distributor's Contract including Exhibit A of the Registrant; (12)
7.1 Conformed copy of Exhibit B to the Distributor's Contract of the Registrant; (15)
7.2 Conformed Copy of Distributor's Contract and Exhibit 1 to the Distributor's Contract of the Registrant; (18)
7.3 The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service
7.4 Conformed Copy of Amendment dated June 01, 2001 to the Distributor's Contract of the Registrant; (21)
7.5 Conformed copy of Exhibit B to the Distributor's Contract of the Registrant; (23)
7.6 Conformed copy of Exhibit C to the Distributor's Contract of the Registrant; (23)
7.7      Conformed copy of Amendment dated October 01, 2003 to the
         Distributor's Contract of the Registrant; (24)
8.       Not Applicable
9. Conformed copy of Custodian Agreement of the Registrant; (13) 9.1 Conformed copy of Custodian Fee Schedule; (17)
10.      Copy of Distribution Plan of the Registrant dated February 12, 2004;
         (25) 10.1 Conformed copy of Exhibit A to the Distribution Plan of the Registrant; (25) 10.2 Conformed copy of Exhibit B to the Distribution Plan of the Registrant; (25) 10.3 Conformed copy of Exhibit 1 Amendment to Distribution Plan of the Registrant (Class B Shares); (18)
11. Form of Opinion and Consent of Counsel regarding the legality of Shares being issued; *
12. Form of Opinion regarding tax consequences of Reorganization; (to be filed by amendment)
13. The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item 23(h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)
13.1 The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 6/30/04, from Item (h)(viii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)
13.2 The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv)of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115);
13.3 The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(ix)of the Federated
         Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2005. (File Nos. 33-60411 and 811-07309);
13.4     Conformed copy of Principal Shareholder Servicer's Agreement
         (Class B Shares); (18)
13.5     Conformed copy of Shareholder Services Agreement (Class B Shares); (18)
13.6 The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, from Item 23 (h) (ii) of the Cash Trust
         Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and 811-5843);

14. Conformed copy of Consent of Independent Auditors of Federated Stock and Bond Fund, Inc.; (26) 14.1 Conformed copy of Consent of Independent Auditors of Vintage Mutual Funds, Inc.; *

15. Not Applicable

16. Conformed copy of Power of Attorney of the Registrant; (22) 16.1 Conformed copy of Limited Power of Attorney of the Registrant; (16) 16.2 Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; (22) 16.3 Conformed copy of Power of Attorney of Treasurer of the Registrant; (19)

17. Form of Proxy; *

---------------------------------------------------------
* All exhibits are being filed electronically.
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 83 filed on Form N-1A December 28, 1993.(File Nos. 2-10415 and 811-1)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 85 filed on Form N-1A December 29, 1994.(File Nos. 2-10415 and 811-1)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 87 filed on Form N-1A December 27, 1995. (File Nos. 2-10415 and 811-1)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 88 filed on Form N-1A July 1, 1996. (File Nos. 2-10415 and 811-1)
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 91 filed on Form N-1A December 23, 1996. (File Nos. 2-10415 and 811-1)
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 94 filed on Form N-1A October 31, 1997. (File Nos. 2-10415 and 811-1)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed on Form N-1A December 29, 1997. (File Nos. 2-10415 and 811-1)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 98 filed on Form N-1A December 30, 1998. (File Nos. 2-10415 and 811-1)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 102 filed on Form N-1A December 26, 2001 (File Nos. 2-10415 and 811-1)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 103 filed on Form N-1A December 30, 2002 (File Nos. 2-10415 and 811-1)
23. Response is incorporated by reference to Registrant's Post Effective Amendment No. 105 filed on Form N-1A April 01, 2003 (File Nos. 2-10415 and 811-1)
24. Response is incorporated by reference to Registrant's Post Effective Amendment No. 106 filed on Form N-1A January 23, 2004 (File Nos. 2-10415 and 811-1)
25. Response is incorporated by reference to Registrant's Post Effective Amendment No. 107 filed on Form N-1A November 12, 2004 (File Nos. 2-10415 and 811-1)
26. Response is incorporated by reference to Registrant's Initial Registration Statement filed on Form N-14 July 28, 2005 (File Nos. 333-126178 and 811-1)


Item 17.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FEDERATED STOCK AND BOND FUND, INC., has duly caused its
Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 9th day of August, 2005.

                          FEDERATED STOCK AND BOND FUND, INC.
                          BY: /s/ Todd P. Zerega
                          Todd P. Zerega, Assistant Secretary
                          August 9, 2005

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                TITLE                              DATE
----                                -----                              ----
By: /s/ Todd P. Zerega
Todd P. Zerega                      Attorney In Fact            August 9, 2005
ASSISTANT SECRETARY                 For the Persons
                                    Listed Below

John F. Donahue*                    Chairman and Director

J. Christopher Donahue*             President and Director
                                    (Principal Executive Officer)

Richard J. Thomas *                 Treasurer
                                    (Principal Financial Officer)

Thomas G. Bigley*                   Director

John T. Conroy, Jr.*                Director

Nicholas P. Constantakis*           Director

John F. Cunningham*                 Director

Lawrence D. Ellis, M.D.*            Director

Peter E. Madden*                    Director

Charles F. Mansfield, Jr*           Director

John E. Murray, Jr., J.D., S.J.D.*  Director

Marjorie P. Smuts*                  Director

John S. Walsh*                      Director

* By Power of Attorney